TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2021

	Number of Shares	Value
Investments — 100.6% of net assets

Common Stocks — 60.9%

US Common Stocks — 29.2%

Aerospace & Defense — 0.9%
Axon Enterprise, Inc. (a)	1,516	$215,909
Curtiss-Wright Corp.	2,104	249,534
General Dynamics Corp.	1,051	190,820
Howmet Aerospace, Inc.	7,051	226,549
Huntington Ingalls Industries, Inc. (b)	2,974	612,198
Lockheed Martin Corp.	2,693	995,063
Mercury Systems, Inc. (a)	1,174	82,943
Northrop Grumman Corp.	1,720	556,661
Raytheon Technologies Corp.	889	68,693
TransDigm Group, Inc. (a)	19,929	11,716,658
Virgin Galactic Holdings, Inc. (a)	1,564	47,905
		14,962,933
Air Freight & Logistics — 0.0%
FedEx Corp.	2,388	678,287
United Parcel Service, Inc. (UPS), Class B	315	53,547
		731,834
Airlines — 0.1%
Alaska Air Group, Inc.	5,575	385,846
Delta Air Lines, Inc.	10,609	512,202
JetBlue Airways Corp. (a)	8,964	182,328
		1,080,376
Auto Components — 0.1%
Adient plc (a)	2,317	102,411
BorgWarner, Inc.	5,784	268,146
Dana, Inc.	3,227	78,513
Genuine Parts Co.	346	39,994
Goodyear Tire & Rubber Co. (The) (a)	31,817	559,025
		1,048,089
Automobiles — 0.2%
Ford Motor Co. (a)	73,056	894,936
General Motors Co.	10,160	583,793
Tesla, Inc. (a)	3,018	2,015,813
Thor Industries, Inc.	688	92,701
		3,587,243

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2021

	Number of Shares	Value
Beverages — 0.8%
Brown-Forman Corp., Class B	72,691	$5,013,498
Coca-Cola Co. (The)	19,828	1,045,134
PepsiCo, Inc.	42,071	5,950,943
		12,009,575
Biotechnology — 0.4%
AbbVie, Inc. (b)	9,851	1,066,075
Alexion Pharmaceuticals, Inc. (a)	792	121,105
Alnylam Pharmaceuticals, Inc. (a)	3,045	429,924
Biogen, Inc. (a) (b)	3,338	933,805
Emergent BioSolutions, Inc. (a)	684	63,550
Gilead Sciences, Inc. (b)	6,659	430,371
Moderna, Inc. (a)	14,325	1,875,859
Sage Therapeutics, Inc. (a)	696	52,096
United Therapeutics Corp. (a)	2,692	450,291
Vertex Pharmaceuticals, Inc. (a)	4,706	1,011,272
		6,434,348
Building Products — 0.0%
Carrier Global Corp.	6,778	286,167
Johnson Controls International plc	8,475	505,703
		791,870
Capital Markets — 0.2%
Bank of New York Mellon Corp. (The)	18,215	861,387
Evercore, Inc., Class A	1,275	167,968
Federated Hermes, Inc., Class B	16,876	528,219
Franklin Resources, Inc.	3,568	105,613
Morgan Stanley	276	21,434
State Street Corp.	1,651	138,701
Virtu Financial, Inc., Class A	23,751	737,469
		2,560,791
Chemicals — 0.2%
Cabot Corp.	8,833	463,203
CF Industries Holdings, Inc.	5,600	254,128
Dow, Inc.	4,143	264,903
Eastman Chemical Co. (b)	1,275	140,403
Element Solutions, Inc.	3,832	70,087
Huntsman Corp.	8,294	239,116
Minerals Technologies, Inc.	1,157	87,145
Mosaic Co. (The)	16,146	510,375
NewMarket Corp.	797	302,988
Sensient Technologies Corp.	5,684	443,352
Valvoline, Inc.	3,197	83,346

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2021

	Number of Shares	Value
W.R. Grace & Co.	212	$12,690
		2,871,736
Commercial Banks — 0.3%
Associated Banc-Corp.	58,218	1,242,372
BOK Financial Corp.	3,465	309,494
Cathay General Bancorp	10,589	431,820
Fifth Third Bancorp	1,606	60,145
First Horizon National Corp.	3,359	56,801
FNB Corp/PA	30,256	384,251
Fulton Financial Corp.	22,165	377,470
Hancock Whitney Corp.	732	30,751
International Bancshares Corp.	2,438	113,172
People's United Financial, Inc.	1,629	29,159
Prosperity Bancshares, Inc.	6,247	467,838
Trustmark Corp.	20,638	694,675
UMB Financial Corp.	5,079	468,944
Umpqua Holdings Corp.	22,729	398,894
Zions Bancorp NA	815	44,792
		5,110,578
Commercial Services & Supplies — 0.1%
Clean Harbors, Inc. (a)	989	83,135
Healthcare Services Group, Inc.	12,538	351,440
Herman Miller, Inc.	5,411	222,663
HNI Corp.	18,970	750,453
Waste Management, Inc. (b)	3,343	431,314
		1,839,005
Communications Equipment — 0.2%
Ciena Corp. (a) (b)	2,569	140,576
Cisco Systems, Inc. (b)	36,582	1,891,655
CommScope Holding Co., Inc. (a)	4,383	67,323
EchoStar Corp., Class A (a)	9,294	223,056
Juniper Networks, Inc. (b)	1,268	32,118
Lumentum Holdings, Inc. (a)	436	39,829
NetScout Systems, Inc. (a)	5,069	142,743
		2,537,300
Computers & Peripherals — 0.5%
Apple, Inc. (b)	55,963	6,835,880
Dell Technologies, Inc., Class C (a)	5,021	442,601
HP, Inc.	26,726	848,551
NetApp, Inc.	1,015	73,760
Xerox Holdings Corp.	7,163	173,846
		8,374,638

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2021

	Number of Shares	Value
Construction & Engineering — 0.1%
D.R. Horton, Inc.	858	$76,465
Dycom Industries, Inc. (a)	1,806	167,687
EMCOR Group, Inc.	3,125	350,500
KBR, Inc.	6,289	241,435
Lennar Corp., Class A	2,089	211,469
PulteGroup, Inc.	12,457	653,245
Quanta Services, Inc.	1,406	123,700
TRI Pointe Group, Inc. (a)	8,377	170,556
		1,995,057
Consumer Finance — 0.1%
Ally Financial, Inc.	2,976	134,545
Capital One Financial Corp. (b)	5,161	656,634
Discover Financial Services	278	26,407
SLM Corp.	6,648	119,465
Synchrony Financial (b)	5,376	218,588
		1,155,639
Containers & Packaging — 0.1%
Berry Global Group, Inc. (a)	740	45,436
Crown Holdings, Inc.	856	83,066
Graphic Packaging Holding Co.	3,964	71,986
Greif, Inc., Class A	977	55,689
International Paper Co.	7,227	390,764
Silgan Holdings, Inc.	5,223	219,523
Sonoco Products Co.	2,661	168,441
Westrock Co.	3,032	157,816
		1,192,721
Diversified Consumer Services — 0.0%
Adtalem Global Education, Inc. (a)	6,964	275,357
Strategic Education, Inc.	3,373	310,012
		585,369
Diversified Financial Services — 0.5%
Bank of America Corp.	7,552	292,187
Berkshire Hathaway, Inc., Class B (a) (b)	7,588	1,938,506
Cboe Global Markets, Inc.	4,494	443,513
Citigroup, Inc.	13,285	966,484
JPMorgan Chase & Co. (b)	3,034	461,866
Moody's Corp. (b)	850	253,818
Northern Genesis Acquisition Corp. (a) (c) (d)	71,600	1,122,447
Northern Genesis Acquisition Corp. II (a) (b)	24,900	247,008
Northern Genesis Acquisition Corp. III – Unit (a)	48,000	479,040
S&P Global, Inc.	295	104,097
TPCO Holding Corp. (a) (b)	25,400	188,468

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2021

	Number of Shares	Value
US Bancorp	8,762	$484,626
Washington Mutual, Inc. (c) (e)	33,600	—
Wells Fargo & Co. (b)	18,334	716,309
		7,698,369
Diversified Telecommunication Services — 0.1%
AT&T, Inc.	33,006	999,092
Verizon Communications, Inc. (b)	7,009	407,573
		1,406,665
Electric Utilities — 0.0%
Entergy Corp.	669	66,545
Hawaiian Electric Industries, Inc.	1,353	60,114
IDACORP, Inc.	2,381	238,029
Pinnacle West Capital Corp.	3,560	289,606
		654,294
Electrical Equipment — 0.8%
Acuity Brands, Inc.	1,588	262,020
Eaton Corp. plc (b)	745	103,018
GrafTech International, Ltd.	37,399	457,390
Hubbell, Inc.	821	153,437
Regal Beloit Corp.	2,368	337,866
Sensata Technologies Holding plc (a)	986	57,139
Sunrun, Inc. (a)	199,075	12,040,056
		13,410,926
Electronic Equipment, Instruments & Components — 0.3%
Arrow Electronics, Inc. (a) (b)	12,604	1,396,775
Avnet, Inc.	24,607	1,021,437
CDW Corp.	2,727	452,000
Dolby Laboratories, Inc., Class A	1,593	157,261
Jabil, Inc.	11,809	615,957
National Instruments Corp.	9,582	413,799
SYNNEX Corp.	7,319	840,514
Vishay Intertechnology, Inc. (b)	19,458	468,549
		5,366,292
Energy Equipment & Services — 0.0%
NOV, Inc.	3,161	43,369
Schlumberger NV	11,104	301,918
		345,287
Food & Staples Retailing — 0.2%
Bluma Wellness, Inc. (a)	94,500	99,225
Costco Wholesale Corp.	1,044	367,989

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2021

	Number of Shares	Value
Kroger Co. (The)	18,767	$675,424
Sprouts Farmers Market, Inc. (a)	5,312	141,406
Walmart, Inc. (b)	12,783	1,736,315
		3,020,359
Food Products — 0.6%
Archer-Daniels-Midland Co.	2,496	142,272
Bunge, Ltd.	839	66,507
Hain Celestial Group, Inc. (The) (a)	11,104	484,134
Hershey Co. (The)	431	68,167
Ingredion, Inc.	1,803	162,126
Kraft Heinz Co. (The)	1,748	69,920
McCormick & Co., Inc.	68,842	6,137,953
Pilgrim's Pride Corp. (a)	2,042	48,579
Seaboard Corp.	11	40,590
TreeHouse Foods, Inc. (a)	3,716	194,124
Tyson Foods, Inc., Class A (b)	21,640	1,607,852
		9,022,224
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories (b)	3,767	451,437
Baxter International, Inc. (b)	9,262	781,157
Becton Dickinson and Co.	17,892	4,350,440
Boston Scientific Corp. (a)	23,395	904,217
DENTSPLY SIRONA, Inc.	3,717	237,182
Haemonetics Corp. (a)	733	81,370
Hill-Rom Holdings, Inc.	5,571	615,484
Hologic, Inc. (a)	6,599	490,834
ICU Medical, Inc. (a)	886	182,020
IDEXX Laboratories, Inc. (a)	9,575	4,685,143
Quidel Corp. (a)	2,032	259,954
Stryker Corp.	27,037	6,585,672
Zimmer Biomet Holdings, Inc.	262	41,941
		19,666,851
Health Care Providers & Services — 0.4%
AmerisourceBergen Corp.	4,472	528,009
Anthem, Inc.	1,710	613,804
Cardinal Health, Inc. (b)	18,017	1,094,533
Centene Corp. (a)	970	61,993
Cerner Corp.	4,867	349,840
Cigna Corp.	496	119,903
CVS Health Corp.	8,018	603,194
HCA Healthcare, Inc.	148	27,874
Humana, Inc. (b)	1,112	466,206
McKesson Corp. (b)	4,815	939,118
Quest Diagnostics, Inc.	1,585	203,419
UnitedHealth Group, Inc.	1,119	416,346

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2021

	Number of Shares	Value
Universal Health Services, Inc., Class B	3,857	$514,485
		5,938,724
Hotels, Restaurants & Leisure — 0.7%
Boyd Gaming Corp. (a)	5,604	330,412
Chipotle Mexican Grill, Inc. (a)	55	78,145
Cracker Barrel Old Country Store, Inc.	1,113	192,415
Darden Restaurants, Inc.	3,112	441,904
Domino's Pizza, Inc.	154	56,640
Extended Stay America, Inc.	694	13,706
Jack in the Box, Inc.	1,020	111,976
Marriott Vacations Worldwide Corp.	1,865	324,846
McDonald's Corp. (b)	2,437	546,229
MGM Resorts International	7,794	296,094
Norwegian Cruise Line Holdings, Ltd. (a)	6,493	179,142
Papa John's International, Inc.	7,576	671,537
Penn National Gaming, Inc. (a)	787	82,509
Scientific Games Corp., Class A (a)	5,801	223,454
Starbucks Corp.	55,672	6,083,279
Texas Roadhouse, Inc.	1,456	139,689
Travel + Leisure Co.	2,091	127,886
Wendy's Co. (The)	19,524	395,556
Wingstop, Inc.	1,793	228,016
Yum! Brands, Inc.	250	27,045
		10,550,480
Household Durables — 0.0%
Mohawk Industries, Inc. (a)	1,261	242,503
Newell Brands, Inc.	3,045	81,545
Taylor Morrison Home Corp. (a)	4,261	131,281
Tempur Sealy International, Inc.	3,362	122,915
Whirlpool Corp.	771	169,890
		748,134
Household Products — 0.3%
Church & Dwight Co., Inc.	45,609	3,983,946
Energizer Holdings, Inc.	946	44,897
Kimberly-Clark Corp.	3,088	429,386
Procter & Gamble Co. (The) (b)	5,869	794,839
		5,253,068
Industrial Conglomerates — 0.1%
3M Co.	2,637	508,097
General Electric Co.	32,075	421,145
		929,242

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2021

	Number of Shares	Value
Insurance — 0.2%
Aflac, Inc.	3,709	$189,827
Allstate Corp. (The) (b)	9,142	1,050,416
American National Group, Inc.	501	54,043
Fidelity National Financial, Inc.	15,070	612,746
First American Financial Corp.	7,447	421,873
Markel Corp. (a)	210	239,320
Mercury General Corp.	3,187	193,801
Prudential Financial, Inc.	1,677	152,775
Travelers Companies, Inc. (The) (b)	1,716	258,086
Unum Group	1,359	37,821
		3,210,708
Internet & Catalog Retail — 2.0%
Amazon.com, Inc. (a) (b)	5,981	18,505,692
Booking Holdings, Inc. (a)	200	465,968
eBay, Inc. (b)	201,432	12,335,696
Etsy, Inc. (a)	2,879	580,608
Qurate Retail, Inc., Series A	37,409	439,930
		32,327,894
Internet Software & Services — 3.1%
Alphabet, Inc., Class A (a) (b)	1,053	2,171,834
Alphabet, Inc., Class C (a) (b)	1,149	2,376,856
Change Healthcare, Inc. (a)	2,073	45,813
Facebook, Inc., Class A (a) (b)	88,933	26,193,437
GrubHub, Inc. (a)	345	20,700
IAC/InterActiveCorp. (a)	2,332	504,435
Pinterest, Inc., Class A (a)	223,657	16,557,328
VeriSign, Inc. (a)	2,094	416,203
Yelp, Inc. (a) (b)	16,803	655,317
Zillow Group, Inc., Class C (a)	721	93,470
		49,035,393
IT Services — 3.1%
Alliance Data Systems Corp.	1,655	185,509
Amdocs, Ltd.	4,463	313,079
Automatic Data Processing, Inc.	40,233	7,582,714
Booz Allen Hamilton Holding Corp.	859	69,175
CACI International, Inc., Class A (a)	2,450	604,317
Cognizant Technology Solutions Corp., Class A	4,116	321,542
DXC Technology Co. (b)	11,924	372,744
Fidelity National Information Services, Inc.	241	33,887
Fiserv, Inc. (a)	103,801	12,356,471
Gartner, Inc. (a)	356	64,988
International Business Machines Corp. (IBM) (b)	7,548	1,005,846
Mastercard, Inc., Class A	2,354	838,142
MAXIMUS, Inc.	3,027	269,524

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2021

	Number of Shares	Value
PayPal Holdings, Inc. (a)	33,222	$8,067,631
Perspecta, Inc.	4,613	134,008
Visa, Inc., Class A	79,862	16,909,181
		49,128,758
Leisure Equipment & Products — 0.1%
Brunswick Corp.	670	63,898
Peloton Interactive, Inc., Class A (a)	4,666	524,645
Polaris, Inc.	4,390	586,065
		1,174,608
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc. (b)	909	115,570
Bio-Rad Laboratories, Inc., Class A (a)	259	147,933
Charles River Laboratories International, Inc. (a)	482	139,698
IQVIA Holdings, Inc. (a)	2,333	450,596
PerkinElmer, Inc.	393	50,418
PRA Health Sciences, Inc. (a)	239	36,646
Thermo Fisher Scientific, Inc. (b)	2,039	930,559
Waters Corp. (a)	23,755	6,750,458
		8,621,878
Machinery — 0.3%
AGCO Corp.	4,822	692,680
Allison Transmission Holdings, Inc.	12,324	503,189
Caterpillar, Inc.	325	75,358
Crane Co.	3,434	322,487
Cummins, Inc. (b)	1,052	272,584
Donaldson Co., Inc.	3,522	204,839
Flowserve Corp.	4,663	180,971
Fortive Corp.	4,684	330,878
Ingersoll Rand, Inc. (a)	5,512	271,245
ITT, Inc.	4,530	411,822
Oshkosh Corp. (b)	6,356	754,203
Snap-on, Inc.	632	145,828
Terex Corp.	4,698	216,437
Timken Co. (The)	7,178	582,638
Toro Co. (The)	305	31,458
Westinghouse Air Brake Technologies, Corp.	837	66,257
		5,062,874
Media — 1.8%
Charter Communications, Inc., Class A (a)	19,911	12,285,485
Comcast Corp., Class A (b)	16,356	885,023
Interpublic Group of Cos, Inc. (The)	17,951	524,169
Lions Gate Entertainment Corp., Class A (a)	10,933	163,448
Netflix, Inc. (a)	24,479	12,769,715
Nexstar Media Group, Inc., Class A	1,148	161,214

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2021

	Number of Shares	Value
Omnicom Group, Inc.	7,092	$525,872
Roku, Inc. (a)	2,224	724,513
TEGNA, Inc.	4,159	78,314
ViacomCBS, Inc., Class B (b)	9,400	423,940
Walt Disney Co. (The) (a) (b)	1,432	264,233
World Wrestling Entertainment, Inc., Class A	2,185	118,558
		28,924,484
Metals & Mining — 0.2%
Augusta Gold Corp. (a)	55,084	121,854
Commercial Metals Co.	10,236	315,678
Newmont Corp.	4,903	295,504
Reliance Steel & Aluminum Co. (b)	3,759	572,458
Royal Gold, Inc.	5,318	572,323
Steel Dynamics, Inc.	9,620	488,311
United States Steel Corp.	10,645	278,580
Worthington Industries, Inc.	4,335	290,835
		2,935,543
Multi-Utilities — 0.0%
Dominion Energy, Inc.	2,623	199,243
NorthWestern Corp.	446	29,079
OGE Energy Corp.	1,563	50,579
Sempra Energy	222	29,433
		308,334
Multiline Retail — 0.1%
Kohl's Corp.	15,398	917,875
Target Corp.	6,030	1,194,362
		2,112,237
Oil, Gas & Consumable Fuels — 0.5%
APA Corp.	3,650	65,335
Chevron Corp.	2,702	283,142
Cimarex Energy Co.	3,308	196,462
CNX Resources Corp. (a)	14,951	219,780
ConocoPhillips	3,691	195,512
Devon Energy Corp.	19,778	432,141
EOG Resources, Inc.	3,126	226,729
EQT Corp.	4,141	76,940
Equitrans Midstream Corp.	29,606	241,585
Exxon Mobil Corp. (b)	10,456	583,758
Kinder Morgan, Inc.	19,062	317,382
Range Resources Corp. (a)	220,478	2,277,538
Southwestern Energy Co. (a)	544,137	2,530,237
Targa Resources Corp.	15,156	481,203

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2021

	Number of Shares	Value
World Fuel Services Corp.	17,798	$626,490
		8,754,234
Personal Products — 0.5%
Estee Lauder Companies, Inc. (The), Class A	24,599	7,154,619
Nu Skin Enterprises, Inc., Class A	8,801	465,485
		7,620,104
Pharmaceuticals — 0.7%
Bristol-Myers Squibb Co. (b)	13,616	859,578
Eli Lilly & Co.	1,177	219,887
Johnson & Johnson (b)	43,403	7,133,283
Merck & Co., Inc. (b)	19,087	1,471,417
Pfizer, Inc. (b)	18,286	662,502
Viatris, Inc. (a)	29,964	418,597
Walgreens Boots Alliance, Inc.	8,188	449,521
		11,214,785
Professional Services — 0.9%
CoreLogic, Inc.	291	23,062
H&R Block, Inc.	39,018	850,592
ManpowerGroup, Inc. (b)	6,839	676,377
Nielsen Holdings plc	512,563	12,890,960
Science Applications International Corp.	271	22,653
		14,463,644
Real Estate Investment Trusts (REITs) — 0.7%
American Campus Communities, Inc.	1,399	60,395
Apartment Investment and Management Co., Class A	12,251	75,221
Boston Properties, Inc. (b)	4,874	493,541
Brandywine Realty Trust	50,215	648,276
Corporate Office Properties Trust	11,113	292,605
Equity Commonwealth	144,185	4,008,343
Equity Lifestyle Properties, Inc.	6,131	390,177
Gaming and Leisure Properties, Inc.	738	31,313
Healthcare Realty Trust, Inc.	15,453	468,535
Highwoods Properties, Inc.	9,860	423,388
Hudson Pacific Properties, Inc. (b)	19,849	538,503
Kilroy Realty Corp.	11,968	785,460
Lamar Advertising Co., Class A	1,577	148,112
National Retail Properties, Inc.	7,883	347,404
OMEGA Healthcare Investors, Inc.	1,516	55,531
Paramount Group, Inc.	38,934	394,402
PotlatchDeltic Corp.	935	49,480
Regency Centers Corp.	4,481	254,118
Service Properties Trust	22,412	265,806
Urban Edge Properties	19,516	322,404
VEREIT, Inc.	9,189	354,879

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2021

	Number of Shares	Value
Weingarten Realty Investors	7,755	$208,687
Weyerhaeuser Co.	5,086	181,062
		10,797,642
Road & Rail — 0.1%
Knight-Swift Transportation Holdings, Inc.	12,699	610,695
Ryder System, Inc.	1,881	142,298
Schneider National, Inc., Class B	24,649	615,485
Werner Enterprises, Inc.	12,124	571,889
		1,940,367
Semiconductors & Semiconductor Equipment — 0.7%
Advanced Micro Devices, Inc. (a)	2,657	208,575
Applied Materials, Inc.	5,879	785,434
Broadcom, Inc.	2,099	973,222
Cirrus Logic, Inc. (a)	7,095	601,585
Enphase Energy, Inc. (a)	185	30,000
First Solar, Inc. (a)	1,378	120,299
Intel Corp. (b)	54,099	3,462,336
Lam Research Corp. (b)	1,130	672,621
Micron Technology, Inc. (a) (b)	10,896	961,136
NVIDIA Corp.	1,807	964,812
Qorvo, Inc. (a)	3,465	633,055
QUALCOMM, Inc.	2,362	313,178
Skyworks Solutions, Inc.	3,518	645,483
Texas Instruments, Inc.	3,505	662,410
Universal Display Corp.	120	28,412
Xilinx, Inc.	1,052	130,343
		11,192,901
Software — 2.5%
ACI Worldwide, Inc. (a)	685	26,064
Activision Blizzard, Inc. (b)	9,684	900,612
Adobe, Inc. (a) (b)	2,922	1,389,031
Aspen Technology, Inc. (a)	897	129,464
Autodesk, Inc. (a)	2,377	658,786
Blackbaud, Inc.	1,409	100,152
Cadence Design Systems, Inc. (a)	2,657	363,983
CDK Global, Inc.	5,306	286,842
Citrix Systems, Inc.	595	83,514
CommVault Systems, Inc. (a) (b)	4,504	290,508
Coupa Software, Inc. (a)	162	41,226
Datadog, Inc., Class A (a)	51,498	4,291,843
DocuSign, Inc. (a)	1,294	261,970
Dropbox, Inc., Class A (a)	11,641	310,349
Electronic Arts, Inc.	5,074	686,867
Fair Isaac Corp. (a)	479	232,818
Intuit, Inc. (b)	18,089	6,929,172
J2 Global, Inc. (a)	2,290	274,480
Manhattan Associates, Inc. (a)	143	16,785

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2021

	Number of Shares	Value
Microsoft Corp. (b)	59,090	$13,931,649
New Relic, Inc. (a)	442	27,174
Nortonlifelock, Inc.	9,578	203,628
Oracle Corp. (b)	15,629	1,096,687
Proofpoint, Inc. (a)	647	81,386
RingCentral, Inc., Class A (a)	155	46,171
salesforce.com, Inc. (a)	2,622	555,523
ServiceNow, Inc. (a)	313	156,535
SolarWinds Corp. (a)	5,058	88,212
SS&C Technologies Holdings, Inc.	9,411	657,547
Teradata Corp. (a)	2,218	85,482
Workday, Inc., Class A (a)	1,027	255,138
Zoom Video Communications, Inc., Class A (a)	15,077	4,844,089
		39,303,687
Specialty Retail — 0.6%
AutoNation, Inc. (a)	7,375	687,498
AutoZone, Inc. (a) (b)	22	30,895
Best Buy Co., Inc.	10,699	1,228,352
Dick's Sporting Goods, Inc.	10,845	825,847
Five Below, Inc. (a)	1,024	195,369
Gap, Inc. (The) (a)	13,048	388,569
Home Depot, Inc. (The) (b)	4,034	1,231,378
L Brands, Inc.	17,775	1,099,562
Lowe's Cos, Inc. (b)	9,082	1,727,215
Murphy USA, Inc.	2,267	327,718
O'Reilly Automotive, Inc. (a)	413	209,494
Penske Automotive Group, Inc.	2,114	169,627
TJX Cos, Inc. (The)	8,795	581,789
Tractor Supply Co.	3,379	598,353
Williams-Sonoma, Inc.	415	74,368
		9,376,034
Textiles, Apparel & Luxury Goods — 0.6%
Carter's, Inc.	451	40,108
Columbia Sportswear Co.	540	57,040
Deckers Outdoor Corp. (a)	4,446	1,469,047
NIKE, Inc., Class B	41,231	5,479,188
Samsonite International SA (a) (f)	1,068,000	2,068,115
Skechers U.S.A., Inc., Class A (a)	1,956	81,585
Tapestry, Inc.	3,440	141,762
		9,336,845
Thrifts & Mortgage Finance — 0.0%
Mr Cooper Group, Inc. (a)	2	69

Tobacco — 0.4%
Philip Morris International, Inc.	73,674	6,537,831

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2021

	Number of Shares	Value
Trading Companies & Distributors — 0.1%
MSC Industrial Direct Co., Inc., Class A	7,334	$661,454
Univar Solutions, Inc. (a)	10,558	227,419
		888,873
Total US Common Stocks (Cost $336,958,923)		467,149,744

Foreign Common Stocks — 31.7%

Australia — 1.3%
Atlassian Corp. plc, Class A (a)	73,383	15,466,201
ioneer, Ltd. (a)	376,021	97,262
Newcrest Mining, Ltd.	232,411	4,350,118
Paladin Energy, Ltd. (a) (b)	827,700	235,133
		20,148,714
Brazil — 0.1%
BrasilAgro - Co. Brasileira de Propriedades Agricolas	13,100	52,878
Centrais Eletricas Brasileiras SA	301,900	1,838,116
Embraer SA - ADR (a)	38,673	387,117
		2,278,111
Canada — 4.5%
ABC Technologies Holdings, Inc. (a)	27,600	189,095
Alaris Equity Partners Income – Unit (b)	17,900	226,474
Altius Renewable Royalties Corp. (a)	34,300	293,407
Artemis Gold, Inc. (a)	22,645	92,800
Bear Creek Mining Corp. (a)	319,151	551,092
Bigg Digital Assets, Inc. (a) (c) (e)	68,300	132,268
Boat Rocker Media, Inc. (a)	17,700	126,760
Bragg Gaming Group, Inc. (a)	181,350	303,044
Cameco Corp. – TSX Shares	242,486	4,027,692
Cascades, Inc.	6,200	77,605
Cenovus Energy, Inc. (b)	276,767	2,079,001
Centerra Gold, Inc.	358,371	3,171,071
Champignon Brands, Inc. (a) (c)	75,800	28,804
Chorus Aviation, Inc. – Unit (a) (c) (e)	58,400	216,274
Chorus Aviation, Inc. (b)	111,900	405,144
Corus Entertainment, Inc. Shares - B (b)	82,700	376,418
Crescent Point Energy Corp.	123,977	516,941
Cypress Development Corp. (a)	63,100	52,721
Denison Mines Corp. (a) (b) (g)	350,579	382,186
Dialogue Health Technologies (a) (b)	5,800	70,752
Dundee Corp., Class A (a)	405,126	464,217
Dye & Durham, Ltd. (b)	9,400	296,728
E3 Metals Corp. (a) (c) (d)	78,900	157,599
Equinox Gold Corp. (a)	106,301	847,566
Fission Uranium Corp. (a) (g)	1,103,500	456,609
Good Natured Products, Inc. (a)	58,000	53,999

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2021

	Number of Shares	Value
Greenlane Renewables, Inc. (a)	110,800	$184,270
Hudbay Minerals, Inc.	55,900	382,542
IAMGOLD Corp. (a)	93,749	279,372
International Tower Hill Mines, Ltd. (a)	363,753	389,216
Ivanhoe Mines, Ltd., Class A (a)	284,590	1,465,184
Kinaxis, Inc. (a) (b)	4,100	478,480
Lightspeed POS, Inc. (a) (b)	7,500	471,652
Loop Energy, Inc. (a)	1,300	13,438
Martinrea International, Inc. (b)	6,200	60,535
Mayfair Gold Corp. (a)	219,300	308,873
MEG Energy Corp. (a)	357,224	1,853,346
Mercer Park Brand Acquisition Corp., Class A (a)	60,200	611,030
MindBeacon Holdings, Inc. (a)	27,700	184,711
Moneta Porcupine Mines, Inc. (a)	123,400	34,859
New Gold, Inc. (a)	318,339	490,242
NexGen Energy, Ltd. (a)	600,404	2,164,264
Northern Dynasty Minerals, Ltd. (a)	752,336	484,915
Northern Dynasty Minerals, Ltd. - NYSE Shares (a)	338,909	214,868
Novagold Resources, Inc. (a)	95,936	840,399
Pan American Silver Corp.	17,103	513,076
Pasofino Gold, Ltd. (a)	840,000	60,158
Polaris Infrastructure, Inc.	24,600	418,907
Rritual Superfoods, Inc. (a)	224,900	161,065
Sangoma Technologies Corp. (a)	67,200	220,845
Savaria Corp. (c) (d)	23,300	308,550
Seabridge Gold, Inc. (a)	102,869	1,662,504
Seabridge Gold, Inc. - NYSE Shares (a)	43,946	710,607
Shaw Communications, Inc., Class B (b)	27,300	709,926
Shopify, Inc., Class A (a)	25,837	28,588,640
Skeena Resources, Ltd. (a) (b)	118,300	302,175
Skylight Health Group, Inc. (a)	69,500	69,129
Solaris Resources, Inc. (a) (b)	86,300	616,674
Solaris Resources, Inc. (a) (c) (d)	16,600	115,090
Sprott, Inc.	40,185	1,526,563
Stelco Holdings, Inc. (b)	32,100	719,549
Suncor Energy, Inc. (b)	29,100	608,305
Talon Metals Corp. (a)	229,600	129,717
TerrAscend Corp. (a)	6,200	63,199
Turquoise Hill Resources, Ltd. (a)	222,127	3,574,023
Uranium Participation Corp. (a)	445,780	1,933,239
Victory Metals, Inc. (a)	79,300	31,551
Weedmd, Inc. (a)	69,000	15,923
West Fraser Timber Co., Ltd.	6,500	467,625
Western Copper & Gold Corp. (a)	96,073	120,024
Wheaton Precious Metals Corp.	38,668	1,477,504
		71,633,031
Cayman Islands — 0.0%
Linklogis, Inc. Class B (a)	9,100	20,578

China — 9.9%
Air China, Ltd., Class H	880,000	764,338

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2021

	Number of Shares	Value
Alibaba Group Holding, Ltd. - SPADR (a)	4,700	$1,065,631
Anhui Conch Cement Co., Ltd., Class A	316,000	2,473,584
Bilibili, Inc. (a)	2,840	302,481
Changgang Dunxin Enterprise Co., Ltd. (a) (c) (e)	4,640,000	—
China East Education Holdings, Ltd. (f) (g)	98,000	214,045
China Eastern Airlines Corp., Ltd., Class H	580,000	273,938
China Merchants Bank Co., Ltd., Class A	632,000	4,937,574
China Pacific Insurance Group Co., Ltd., Class A	1,019,644	5,902,031
China Pacific Insurance Group Co., Ltd., Class H	458,000	1,803,906
China Shenhua Energy Co., Ltd., Class H	293,500	606,134
China Southern Airlines Co., Ltd., Class H (a)	1,076,000	800,164
China Telecom Corp., Ltd., Class H	11,086,000	3,818,599
CSPC Pharmaceutical Group, Ltd.	230,000	279,040
Eve Energy Co., Ltd., Class A	66,800	769,765
Focus Media Information Technology Co., Ltd., Class A	2,334,425	3,315,488
Fufeng Group, Ltd. (a)	682,000	245,911
Gree Electric Appliances, Inc. of Zhuhai, Class A	750,000	7,176,926
Guangshen Railway Co., Ltd., Class H	3,456,000	685,321
Haier Smart Home Co., Ltd., Class A	630,000	3,003,274
Haier Smart Home Co., Ltd., Class H (a)	86,200	347,224
Hengan International Group Co., Ltd.	71,500	469,842
Hongfa Technology Co., Ltd., Class A	237,000	1,785,433
Huayu Automotive Systems Co., Ltd., Class A	910,000	3,833,408
Hubei Feilihua Quartz Glass Co., Ltd., Class A	174,000	990,182
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	760,000	4,652,479
iQIYI, Inc. - ADR (a)	18,900	314,118
JD.com, Inc. - ADR (a)	7,500	632,475
Jiangsu Eastern Shenghong Co., Ltd., Class A	1,501,038	3,249,734
Jiangsu Hengrui Medicine Co., Ltd., Class A	121,000	1,704,116
Jiumaojiu International Holdings, Ltd. (a) (f) (g)	25,000	100,224
Joincare Pharmaceutical Group Industry Co., Ltd., Class A	480,000	940,205
JOYY, Inc.	7,800	731,094
Kuaishou Technology (a) (f)	12,200	423,715
Kweichow Moutai Co., Ltd., Class A	15,800	4,856,334
Lufax Holding, Ltd. - ADR (a) (g)	221,700	3,219,084
Meituan Dianping, Class B (a) (f)	145,134	5,591,181
Midea Group Co., Ltd., Class A	504,683	6,334,533
New Hope Liuhe Co., Ltd., Class A	633,988	1,939,036
Pinduoduo, Inc. - ADR (a)	14,100	1,887,708
Ping An Insurance Group Co. of China, Ltd., Class A	277,000	3,331,846
Ping An Insurance Group Co. of China, Ltd., Class H	428,000	5,111,328
Poly Developments and Holdings Group Co., Ltd., Class A	1,549,945	3,371,705
Sany Heavy Industry Co., Ltd., Class A	1,070,000	5,598,495
SDIC Power Holdings Co., Ltd., Class A	1,580,000	2,392,962
Shengyi Technology Co., Ltd., Class A	635,000	2,208,017
Shenzhou International Group Holdings, Ltd.	29,700	617,352
Sichuan Kelun Pharmaceutical Co., Ltd., Class A	591,050	1,992,978
Simcere Pharmaceutical Group, Ltd. (a) (f)	480,300	509,415
Sinopharm Group Co., Ltd., Class H	502,000	1,216,093
Sobute New Materials Co., Ltd.	100,000	415,953
Tencent Holdings, Ltd.	223,700	17,635,831
Tencent Music Entertainment Group - ADR (a)	34,200	700,758
Three Squirrels, Inc., Class A	17,800	105,850

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2021

	Number of Shares	Value
Tongkun Group Co., Ltd., Class A	954,100	$3,019,397
Wanhua Chemical Group Co., Ltd., Class A	220,400	3,566,242
Weichai Power Co., Ltd., Class A	1,673,700	4,932,367
Wuxi Biologics Cayman, Inc. (a) (f)	15,000	189,210
XD, Inc. (a)	25,600	156,229
Yunnan Energy New Material Co., Ltd., Class C	238,057	4,078,081
Zhejiang NHU Co., Ltd., Class A	28,900	169,003
Zhejiang Satellite Petrochemical Co., Ltd., Class A	553,000	3,189,166
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class A	2,455,000	4,779,731
ZTO Express Cayman, Inc. (a)	141,800	4,031,055
ZTO Express Cayman, Inc. - ADR	71,937	2,096,964
		157,856,303
Denmark — 0.8%
Ambu A/S, Class B	1,203	56,506
Coloplast A/S, Class B	29,824	4,489,998
H Lundbeck A/S (b)	49,943	1,708,215
Novo Nordisk A/S, Class B (b)	94,682	6,394,056
		12,648,775
Finland — 0.6%
Huhtamaki Oyj (b)	21,803	987,254
Kone Oyj, Class B (b)	70,146	5,729,123
Nanoform Finland plc (a) (b)	120,181	1,031,303
Nordea Bank Abp (b)	20,110	198,770
Sampo Oyj, Shares - A (b)	50,454	2,280,033
		10,226,483
France — 1.1%
Carrefour SA	28,647	518,968
Electricite de France SA (a)	187,978	2,522,427
L'Oreal SA	20,762	7,958,012
LVMH Moet Hennessy Louis Vuitton SE	9,025	6,014,183
		17,013,590
Greece — 0.0%
Diana Shipping, Inc. (a)	66,316	198,285
Tsakos Energy Navigation, Ltd.	35,188	333,230
		531,515
Hong Kong — 1.2%
AIA Group, Ltd.	418,400	5,090,046
CECEP COSTIN New Materials Group, Ltd. (a) (c) (e)	1,736,000	—
China Mobile, Ltd.	175,000	1,151,534
CK Hutchison Holdings, Ltd.	32,500	259,320
Duiba Group, Ltd. (a)	224,700	66,089
Hang Seng Bank, Ltd.	24,300	471,238
Hong Kong Exchanges & Clearing, Ltd.	55,500	3,281,992
Hua Han Health Industry Holdings, Ltd. (a) (c) (e)	6,984,000	—
Luks Group Vietnam Holdings Co., Ltd.	1,682,000	274,148

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2021

	Number of Shares	Value
PAX Global Technology, Ltd.	211,000	$227,805
Shangri-La Asia, Ltd. (a)	1,934,000	1,936,865
Sino Biopharmaceutical, Ltd.	3,844,000	3,852,129
Swire Pacific, Ltd., Class A	201,000	1,512,297
Swire Properties, Ltd.	129,000	399,304
		18,522,767
Ireland — 0.1%
Accenture plc, Class A	2,146	592,832
Jazz Pharmaceuticals plc (a)	1,330	218,612
Medtronic plc (b)	10,744	1,269,189
Perrigo Co., plc	699	28,289
Trane Technologies plc	1,159	191,884
		2,300,806
Japan — 6.4%
Amano Corp.	176,100	4,288,179
BML, Inc.	95,100	3,291,288
Bunka Shutter Co., Ltd.	191,700	1,829,636
DTS Corp.	35,900	822,742
Ezaki Glico Co., Ltd.	119,100	4,785,083
Fukuda Corp.	5,200	248,294
Fukuda Denshi Co., Ltd.	5,800	441,139
Fukushima Industries Corp.	26,100	1,028,801
Glory, Ltd.	97,900	2,105,959
Hakuhodo DY Holdings, Inc.	338,800	5,679,546
Hitachi, Ltd.	129,400	5,878,191
Hogy Medical Co., Ltd.	143,800	4,390,485
Inpex Corp.	185,800	1,267,922
Japan Petroleum Exploration Co., Ltd.	12,600	233,679
Japan Steel Works, Ltd. (The)	18,000	427,040
Kamigumi Co., Ltd.	37,100	705,769
KYORIN Holdings, Inc.	3,300	57,555
Miraca Holdings, Inc.	129,400	4,347,941
Mitsubishi Corp.	66,700	1,893,323
Mitsubishi Estate Co., Ltd.	243,300	4,266,687
Mitsui & Co., Ltd.	90,500	1,891,815
Mitsui Fudosan Co., Ltd.	190,300	4,343,845
Morinaga & Co., Ltd.	108,200	3,871,484
NEC Corp.	8,600	507,452
Nippon Densetsu Kogyo Co., Ltd.	9,200	160,988
Nohmi Bosai, Ltd.	43,600	848,597
Noritz Corp.	75,000	1,198,373
OKUMA Corp.	80,600	4,650,175
Organo Corp.	11,800	709,540
Secom Co., Ltd.	50,900	4,297,491
Sekisui Jushi Corp.	2,300	43,609
Seven Bank, Ltd. (g)	1,668,100	3,822,425
Shibuya Corp.	11,200	360,394
Sinko Industries, Ltd.	67,700	1,336,220
SK Kaken Co., Ltd.	7,700	2,687,785
Sumitomo Warehouse Co., Ltd. (The)	354,500	4,704,298

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2021

	Number of Shares	Value
Suzuken Co., Ltd.	11,700	$457,868
Tachi-S Co., Ltd.	12,300	133,060
Takeuchi Manufacturing Co., Ltd.	172,300	4,846,124
TKC Corp.	18,200	579,655
Toei Co., Ltd.	37,500	8,117,797
TV Asahi Holdings Corp.	257,700	4,862,841
West Japan Railway Co.	8,600	477,942
		102,899,037
Kazakhstan — 0.2%
NAC Kazatomprom JSC - GDR (c) (f)	98,480	2,397,060

Lebanon — 0.0%
Solidere - ADR (a) (c) (e)	38,451	138,424

Malta — 0.2%
Kambi Group plc (a)	56,908	3,022,949

Mexico — 0.1%
Fresnillo plc	88,382	1,053,225

Netherlands — 0.0%
NXP Semiconductors NV	620	124,831
Topicus.com, Inc. (a) (b)	7,200	472,895
		597,726
Norway — 0.0%
XXL ASA (a) (b) (f)	24,163	52,776

Panama — 0.0%
Copa Holdings SA, Class A	1,136	91,777

Puerto Rico — 0.1%
Popular, Inc. (b)	17,690	1,243,961

Russia — 1.1%
Etalon Group plc - GDR (h)	599,848	968,754
Federal Grid Co. Unified Energy System PJSC	918,163,892	2,634,272
Gazprom PJSC	1,366,897	4,108,900
Lenta, Ltd. - GDR (a) (h)	265,836	861,774
LSR Group PJSC	71,438	779,507
Moscow Exchange MICEX-RTS PJSC	234,677	539,897
Polyus PJSC - GDR (h)	24,475	2,252,210
RusHydro PJSC	288,864,380	3,106,142
Sberbank of Russia PJSC	401,774	1,545,621
VTB Bank PJSC	901,080,000	507,887
		17,304,964

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2021

	Number of Shares	Value
Singapore — 0.9%
First Resources, Ltd.	794,200	$821,810
Golden Agri-Resources, Ltd.	15,855,900	2,483,195
Sea, Ltd. - ADR (a)	47,620	10,630,213
		13,935,218
South Africa — 0.1%
Gold Fields, Ltd.	132,935	1,252,936
Impala Platinum Holdings, Ltd. (g)	11,995	222,288
		1,475,224
South Korea — 0.5%
GS Holdings Corp.	6,144	212,846
Hankook Technology Group Co., Ltd.	43,232	709,682
Korea Electric Power Corp. - SPADR (a)	106,022	1,087,786
Korean Reinsurance Co.	52,357	391,823
KT Corp.	47,586	1,189,087
KT Corp. - SPADR (a)	271,497	3,377,423
LG Corp.	5,582	447,685
LG Uplus Corp.	97,802	1,060,819
Pyeong Hwa Automotive Co., Ltd.	23,013	212,549
		8,689,700
Spain — 0.3%
Amadeus IT Group SA (a)	66,370	4,698,102

Sri Lanka — 0.0%
Hemas Holdings plc	1,337,560	555,438

Sweden — 0.8%
AF POYRY AB (a) (b)	8,350	247,101
Atlas Copco AB, Shares - B (b)	9,546	496,618
Autoliv, Inc.	2,056	190,797
Beijer Ref AB (b)	5,482	240,982
Boule Diagnostics AB (a)	36,306	306,321
Bygghemma Group First AB (a) (b)	24,398	406,249
Desenio Group AB (a) (b)	55,556	540,710
Eastnine AB	70,560	1,018,150
Essity AB, Class B (b)	45,617	1,441,222
Fortnox AB (b)	20,750	924,440
Greater Than AB (a)	93,607	1,146,372
Infant Bacterial Therapeutics AB (a)	15,567	167,439
Investor AB, Shares - B (b)	22,266	1,775,822
Karnov Group AB (b)	88,419	528,339
Nolato AB, Class B (a) (b)	7,260	646,723
Nordic Entertainment Group AB, Class B (a) (b)	47,433	2,110,942
Skandinaviska Enskilda Banken AB, Class A (a) (b)	68,644	836,810
Veoneer, Inc. - SDR (a) (b)	16,488	400,192
		13,425,229

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2021

	Number of Shares	Value
Switzerland — 0.0%
Garmin, Ltd.	2,405	$317,099

Thailand — 0.0%
Kasikornbank PCL, Class F	56,100	262,817

Turkey — 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS - REIT	756,201	175,811
Turkiye Halk Bankasi AS (a)	690,766	361,038
		536,849
Ukraine — 0.2%
Astarta Holding NV (a)	45,005	455,341
Kernel Holding SA	106,361	1,439,221
MHP SE - GDR - OTC Shares (h)	236,097	1,289,610
		3,184,172
United Kingdom — 1.2%
Capri Holdings, Ltd. (a)	422	21,522
Diageo plc	127,922	5,260,906
Gabriel Resources, Ltd. (a)	1,962,000	421,533
IHS Markit, Ltd.	1,518	146,912
InterContinental Hotels Group plc (a)	78,178	5,377,969
Janus Henderson Group plc	3,951	123,074
nVent Electric plc	11,689	326,240
Sage Group plc (The)	64,514	545,146
Standard Chartered plc	145,400	1,006,746
Stolt-Nielsen, Ltd.	63,405	936,119
Unilever plc	74,587	4,162,435
Yellow Cake plc (a) (f)	221,766	833,683
		19,162,285
Total Foreign Common Stocks (Cost $394,371,350)		508,224,705
Total Common Stocks (Cost $731,330,273)		975,374,449

Participation Notes — 0.3%
UBS AG, Beijing Roborock Technology Co., Ltd., Equity Linked Notes, Expiring 09/03/21 (China) (a) (c)	10,397	1,850,170
UBS AG, Shanghai Zhonggu Logistics, Equity Linked Notes, Expiring 03/02/22 (China) (a) (c)	475,000	2,340,813
UBS AG, Sobute New Materials Co., Ltd., Equity Linked Notes, Expiring 08/27/21 (China) (a) (c)	196,800	818,596
Total Participation Notes (Cost $3,774,328)		5,009,579

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2021

	Number of Shares	Value
Structured Notes — 0.0%
Royal Bank of Canada, Canadian Imperial Bank Of Commerce; National Bank Of Canada; Royal Bank Of Canada; The Toronto-Dominion Bank, Dividend Linked Notes, Expiring 12/31/21 (Canada) (a) (c) (e) (Cost $197,330)	310,800	$247,262

	Number of Contracts
Right — 0.0%
Pan American Silver Corp., Expiring 02/22/29 (Canada) (a) (c) (Cost $77,784)	367,492	319,718

Warrants — 0.2%
Algernon Pharmaceuticals, Inc., Expiring 05/13/22 (Canada) (a) (c) (e)	52,700	32
Alpha Lithium Corp., Expiring 02/19/23 (Canada) (a) (c) (e)	81,900	3,386
Champignon Brands, Inc., Expiring 06/11/22 (Canada) (a) (c) (e)	37,900	15
Charlottes Web Holdings, Inc., Expiring 06/18/22 (United States) (a)	100	57
Cypress Dev Corp., Expiring 03/22/24 (Canada) (a) (c) (e)	63,100	4,832
Denilson Mines Corp., Expiring 03/22/23 (Canada) (a) (c) (e)	30,700	810
Drone Delivery Corp., Expiring 12/22/22 (Canada) (a)	41,050	16,986
Dundee Corp., Expiring 05/13/21 (Canada) (a) (c) (e)	26,950	5,092
dynaCERT, Inc., Expiring 06/18/22 (Canada) (a)	84,950	18,251
E3 Metals Corp., Expiring 02/08/23 (Canada) (a) (c) (e)	78,900	78,787
Else Nutrition Holdings, Inc., Expiring 10/06/22 (Canada) (a)	14,000	6,016
Excellon Resources, Inc., Expiring 08/27/21 (Canada) (a)	250,000	17,904
Excelsior Mining Corp., Expiring 08/22/22 (Canada) (a)	160,000	19,734
High Tide, Inc., Expiring 02/23/24 (Canada) (a)	99,250	33,170
Kirkland Lake Gold, Inc., Expiring 12/03/21 (Canada) (a) (c) (e)	26,650	8,986
Marathon Gold Corp., Expiring 05/26/21 (Canada) (a) (c) (e)	49,600	13,836
Northern Genesis Acquisition Corp., Expiring 12/31/27 (United States) (a)	8,300	9,627
Numinus Wellness, Inc., Expiring 03/19/23 (Canada) (a) (c) (e)	30,550	1,462
Organigram Holdings, Inc., Expiring 11/12/23 (Canada) (a) (c) (e)	45,000	74,540
Osisko Mining, Inc., Expiring 12/23/21 (Canada) (a) (c) (e)	45,150	456
Planet 13 Holdings, Inc., Expiring 09/10/22 (Canada) (a)	43,000	99,228
Planet 13 Holdings, Inc., Expiring 11/05/22 (Canada) (a)	83,450	199,212
Planet 13 Holdings, Inc., Expiring 02/02/23 (Canada) (a) (c) (e)	49,250	39,937
Protech Home Medical Corp., Expiring 06/29/21 (Canada) (a) (c) (e)	145,150	97,724
Quisitive Technology Solution, Expiring 06/26/22 (Canada) (a)	12,400	4,736
Revive Therapeutics, Ltd., Expiring 02/12/24 (Canada) (a) (c) (e)	85,700	4,135
Rritual Superfoods, Inc., Expiring 03/05/24 (Canada) (a)	103,950	31,019
Solaris Resources, Inc., Expiring 12/30/22 (Canada) (a) (c) (e)	8,300	19,333
Synaptive Medical, Inc., Expiring 12/06/22 (Canada) (a) (c) (d) (e)	37,142	5,636
Talon Metals Corp., Expiring 03/18/22 (British Virgin Islands) (a) (c) (e)	141,050	7,149
Tetra Bio-Pharma, Inc., Expiring 02/13/23 (Canada) (a)	100,000	4,774
The Valens Co., Inc., Expiring 01/29/24 (Canada) (a) (c) (e)	43,100	25,567
TPCO Holding Corp., Expiring 01/15/26 (United States) (a)	36,350	71,610
Village Farms International, Inc., Expiring 09/10/25 (Canada) (a) (c) (e)	75,000	609,998
Voyager Digital, Ltd., Expiring 04/15/21 (Canada) (a) (c) (d) (e)	46,100	1,730,730

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2021

	Number of Contracts	Value
Weedmd, Inc., Expiring 03/12/23 (Canada) (a) (c) (e)	150,400	$808
Total Warrants (Cost $268,795)		3,265,575

	Principal Amount	Value
Corporate Bonds — 0.0%

Media — 0.0%
Catena Media plc, 5.5%, 03/02/2022 (Malta) (h) (Cost $124,991)	$118,000	141,146

Convertible Bonds — 0.0%

Airlines — 0.0%
Air Canada, 4.000%, 07/01/25 (b) (f) (Cost $248,300)	248,300	391,383

US Treasury Bonds/Notes — 5.8%
US Treasury Inflation Indexed Note, 0.500%, 04/15/24	1,746,967	1,893,173
US Treasury Inflation Indexed Note, 0.125%, 10/15/24	14,193,866	15,348,781
US Treasury Inflation Indexed Note, 0.125%, 10/15/25	12,547,871	13,663,700
US Treasury Inflation-Indexed Bond, 0.125%, 04/15/25	2,675,437	2,895,586
US Treasury Note, 1.125%, 09/30/21	1,252,000	1,258,749
US Treasury Note, 1.750%, 04/30/22	2,366,000	2,407,867
US Treasury Note, 1.375%, 10/15/22	3,970,000	4,045,368
US Treasury Note, 0.125%, 01/31/23	4,087,000	4,084,605
US Treasury Note, 1.500%, 03/31/23	3,823,000	3,924,250
US Treasury Note, 0.250%, 06/15/23	4,063,000	4,068,238
US Treasury Note, 1.375%, 09/30/23	3,139,000	3,227,652
US Treasury Note, 0.125%, 12/15/23	1,694,000	1,686,655
US Treasury Note, 2.500%, 05/15/24	1,721,000	1,833,806
US Treasury Note, 1.500%, 09/30/24	3,573,000	3,694,985
US Treasury Note, 2.125%, 05/15/25	2,070,000	2,190,400
US Treasury Note, 2.250%, 11/15/25 (g)	2,546,000	2,709,998
US Treasury Note, 0.375%, 11/30/25	1,028,900	1,005,951
US Treasury Note, 0.375%, 01/31/26 (g)	6,513,000	6,348,140
US Treasury Note, 2.000%, 11/15/26	1,335,000	1,400,081
US Treasury Note, 0.500%, 05/31/27	1,944,000	1,856,976
US Treasury Note, 0.375%, 07/31/27	449,000	423,902
US Treasury Note, 2.250%, 08/15/27	1,052,000	1,114,380
US Treasury Note, 0.625%, 12/31/27	690,000	656,497
US Treasury Note, 2.750%, 02/15/28	1,573,000	1,714,570
US Treasury Note, 1.125%, 02/29/28	1,903,000	1,867,913
US Treasury Note, 1.625%, 08/15/29	1,149,000	1,152,276
US Treasury Note, 1.500%, 02/15/30	1,321,000	1,303,868
US Treasury Note, 0.625%, 05/15/30	3,014,000	2,743,211
US Treasury Note, 0.625%, 08/15/30	1,813,000	1,641,615
Total US Treasury Bonds/Notes (Cost $91,116,744)		92,163,193

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2021

	Number of Shares	Value
Acquired Funds — 19.4%

Exchange-Traded Funds (ETFs) — 6.6%
Financial Select Sector SPDR Fund	2,401,776	$81,780,473
Vanguard FTSE Europe ETF	379,726	23,922,738
		105,703,211
Private Investment Funds (i) — 12.8%
Canyon Value Realization Fund, LP (a) (c) (d) (e)		32,845,669
Eversept Global Healthcare Fund, LP (a) (c) (d) (e)		33,991,290
Farallon Capital Institutional Partners, LP (a) (c) (d) (e)		1,004,845
GSA Trend Fund, Ltd. (a) (c) (d) (e)	156,179	13,988,129
Helikon Long Short Equity Fund ICAV (a) (c) (d) (e)	13,306	17,337,750
Honeycomb Partners, LP (a) (c) (d) (e)		59,560,301
Neo Ivy Capital Fund, LP (a) (c) (d) (e)		10,300,158
Northwest Feilong Fund, Ltd. (a) (c) (d) (e)	7,235	14,649,274
QVT Roiv Hldgs Onshore, Ltd. (a) (c) (d) (e)	2,430	5,092,324
Voloridge Fund, LP (a) (c) (d) (e)		15,549,064
		204,318,804
Total Acquired Funds (Cost $226,851,182)		310,022,015

Preferred Stocks — 0.1%
Draegerwerk AG & Co. KGAA, 0.28% (Germany)	2,857	229,772
Hyundai Motor Co., Ltd., 2.94% (South Korea)	15,778	1,374,336
Qurate Retail, Inc., 8.00% (United States) (a)	2,321	235,930
Synaptive Medical, Inc., 0.00% (Canada) (a) (c) (d) (e)	74,285	185,713
Total Preferred Stocks (Cost $1,340,249)		2,025,751

	Number of Contracts	Value
Purchased Option Contracts — 0.1%

Calls — 0.1%
Air Canada, Notional Amount $1,270,000, Strike Price $25 Expiring 07/16/2021 (Canada)	508	$147,545
CBOE Volatility Index, Notional Amount $2,383,200, Strike Price $24 Expiring 04/21/2021 (United States)	993	119,160
Essity AB, Notional Amount $9,396,000, Strike Price $290 Expiring 06/18/2021 (Sweden)	324	16,694
Essity AB, Notional Amount $20,274,000, Strike Price $310 Expiring 09/17/2021 (Sweden)	654	25,087
Suncor Energy, Inc., Notional Amount $1,372,800, Strike Price $26 Expiring 04/16/2021 (Canada)	528	39,494

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2021

	Number of Contracts	Value
West Fraser Timber Co., Ltd., Notional Amount $473,000, Strike Price $86 Expiring 07/16/2021 (Canada)	55	$41,139
Total Calls (Cost $506,971)		389,119

Puts — 0.0%
Aak AB, Notional Amount $5,740,000, Strike Price $175 Expiring 05/21/2021 (Sweden)	328	4,319
Alfa Laval AB, Notional Amount $11,688,000, Strike Price $240 Expiring 06/18/2021 (Sweden)	487	34,572
Assa Abloy AB, Notional Amount $7,194,000, Strike Price $220 Expiring 06/18/2021 (Sweden)	327	8,237
Electrolux AB, Notional Amount $3,402,000, Strike Price $210 Expiring 06/18/2021 (Sweden)	162	5,750
Electrolux AB, Notional Amount $9,234,000, Strike Price $190 Expiring 06/18/2021 (Sweden)	486	6,678
Electrolux AB, Notional Amount $3,726,000, Strike Price $230 Expiring 09/17/2021 (Sweden)	162	23,187
Fastighets AB, Notional Amount $3,861,000, Strike Price $390 Expiring 09/17/2021 (Sweden)	99	15,587
Getinge AB, Notional Amount $6,500,000, Strike Price $200 Expiring 06/18/2021 (Sweden)	325	6,698
Hexagon AB, Notional Amount $16,698,000, Strike Price $690 Expiring 06/18/2021 (Sweden)	242	20,228
Husqvarna AB, Notional Amount $9,205,500, Strike Price $95 Expiring 06/18/2021 (Sweden)	969	777
Industrivarden AB, Notional Amount $7,824,000, Strike Price $240 Expiring 06/18/2021 (Sweden)	326	2,240
Industrivarden AB, Notional Amount $4,401,000, Strike Price $270 Expiring 09/17/2021 (Sweden)	163	9,892
Kinnevik AB, Notional Amount $11,914,000, Strike Price $370 Expiring 06/18/2021 (Sweden)	322	14,379
Sandvik AB, Notional Amount $9,196,000, Strike Price $190 Expiring 06/18/2021 (Sweden)	484	7,482
Skanska AB, Notional Amount $6,099,000, Strike Price $190 Expiring 09/17/2021 (Sweden)	321	11,945
Stora Enso Oyj, Notional Amount $4,536,000, Strike Price $140 Expiring 06/18/2021 (Sweden)	324	5,751
Svenska Cellulosa AB, Notional Amount $3,936,000, Strike Price $120 Expiring 09/17/2021 (Sweden)	328	4,507
Total Puts (Cost $440,189)		182,229
Total Purchased Option Contracts (Cost $947,160)		571,348

	Number of Units	Value
Disputed Claims Receipt — 0.0%
AMR Corp. (Cost $0) (a) (c) (d) (e)	260,322	—

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2021

	Principal Amount	Value
Short-Term Investments — 13.8%

Repurchase Agreement — 8.5%
Fixed Income Clearing Corp. issued on 03/31/21 (proceeds at maturity $135,315,982) (collateralized by US Treasury Notes, due 09/30/22 through 12/31/24 with a total par value of $131,723,400 and a total market value of $138,022,350), 0.000%, 04/01/21 (Cost $135,315,982)	$135,315,982	$135,315,982

	Number of Shares
Unaffiliated Investment Company— 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03% (j)(k) (Cost $391,000)	391,000	391,000

	Principal Amount
US Treasury Bills (l) — 5.3%
US Treasury Bill, 0.077%, 04/22/21	45,000,000	44,998,018
US Treasury Bill, 0.104%, 04/29/21 (m)	40,000,000	39,996,827

Total US Treasury Bills (Cost $84,994,845)		84,994,845
Total Short-Term Investments (Cost $220,701,827)		220,701,827

Total Investments — 100.6% (Cost $1,276,978,963)		1,610,233,246
Liabilities in Excess of Other Assets — (0.6)%		(9,277,638)
Net Assets — 100.0%		$1,600,955,608

	Number of Shares	Value
Securities Sold Short — (5.1)%

Common Stocks — (5.1)%

US Common Stocks — (3.2)%

Aerospace & Defense — (0.1)%
Axon Enterprise, Inc. (a)	(2,689)	(382,967)
Boeing Co. (The)	(769)	(195,880)
HEICO Corp.	(2,249)	(282,924)
		(861,771)
Airlines — (0.1)%
American Airlines Group, Inc.	(23,341)	(557,850)
Delta Air Lines, Inc.	(5,081)	(245,310)
JetBlue Airways Corp. (a)	(24,258)	(493,408)
Southwest Airlines Co.	(7,686)	(469,307)
		(1,765,875)
Auto Components — (0.0)%
Adient plc (a)	(2,317)	(102,412)
Fox Factory Holding Corp. (a)	(1,770)	(224,896)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2021

	Number of Shares	Value
Goodyear Tire & Rubber Co. (The) (a)	(3,621)	$(63,621)
		(390,929)
Beverages — (0.0)%
Primo Water Corp.	(8,700)	(141,712)

Biotechnology — (0.3)%
Acceleron Pharma, Inc. (a)	(1,273)	(172,632)
Alnylam Pharmaceuticals, Inc. (a)	(5,145)	(726,423)
Arrowhead Pharmaceuticals, Inc. (a)	(6,952)	(460,987)
Exact Sciences Corp. (a)	(520)	(68,526)
Gilead Sciences, Inc.	(541)	(34,965)
Global Blood Therapeutics, Inc. (a)	(7,685)	(313,164)
Ionis Pharmaceuticals, Inc. (a)	(3,016)	(135,599)
Iovance Biotherapeutics, Inc. (a)	(7,511)	(237,798)
Ligand Pharmaceuticals, Inc. (a)	(636)	(96,958)
Moderna, Inc. (a)	(11,730)	(1,536,043)
Sage Therapeutics, Inc. (a)	(2,886)	(216,017)
		(3,999,112)
Building Products — (0.0)%
Trex Co., Inc. (a)	(7,463)	(683,163)

Capital Markets — (0.0)%
Invesco, Ltd.	(17,139)	(432,246)

Chemicals — (0.0)%
Albemarle Corp.	(3,669)	(536,077)
International Flavors & Fragrances, Inc.	(388)	(54,169)
		(590,246)
Commercial Banks — (0.3)%
Commerce Bancshares, Inc.	(396)	(30,338)
East West Bancorp, Inc.	(4,007)	(295,717)
First Republic Bank	(592)	(98,716)
Sterling Bancorp	(8,676)	(199,721)
SVB Financial Group (a)	(681)	(336,182)
Texas Capital Bancshares, Inc. (a)	(15,033)	(1,066,140)
Western Alliance Bancorp	(5,431)	(512,904)
		(2,539,718)
Commercial Services & Supplies — (0.0)%
Brink's Co. (The)	(5,817)	(460,881)
IAA, Inc. (a)	(4,586)	(252,872)
		(713,753)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2021

	Number of Shares	Value
Communications Equipment — (0.0)%
Ubiquiti, Inc.	(190)	$(56,677)

Computers & Peripherals — (0.0)%
Pure Storage, Inc., Class A (a)	(2,240)	(48,250)

Construction & Engineering — (0.0)%
MasTec, Inc. (a)	(702)	(65,777)
Toll Brothers, Inc.	(842)	(47,767)
TopBuild Corp. (a)	(1,918)	(401,687)
		(515,231)
Containers & Packaging — (0.0)%
Ball Corp.	(2,657)	(225,154)

Diversified Consumer Services — (0.1)%
Bright Horizons Family Solutions, Inc. (a)	(2,396)	(410,794)
Chegg, Inc. (a)	(3,460)	(296,384)
Terminix Global Holdings, Inc. (a)	(1,676)	(79,895)
WW International, Inc. (a)	(12,227)	(382,460)
		(1,169,533)
Electric Utilities — (0.0)%
FirstEnergy Corp.	(7,037)	(244,114)

Electrical Equipment — (0.0)%
Sunrun, Inc. (a)	(11,436)	(691,649)

Electronic Equipment, Instruments & Components — (0.0)%
Belden, Inc.	(3,450)	(153,077)
II-VI, Inc. (a)	(9,406)	(643,088)
		(796,165)
Energy Equipment & Services — (0.0)%
Baker Hughes Co.	(4,429)	(95,711)
ChampionX Corp. (a)	(5,335)	(115,929)
		(211,640)
Food & Staples Retailing — (0.0)%
Grocery Outlet Holding Corp. (a)	(13,542)	(499,564)

Food Products — (0.1)%
Beyond Meat, Inc. (a)	(7,530)	(979,804)
Darling Ingredients, Inc. (a)	(2,824)	(207,790)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2021

	Number of Shares	Value
Hain Celestial Group, Inc. (The) (a)	(19,160)	$(835,376)
Lamb Weston Holdings, Inc.	(2,226)	(172,470)
		(2,195,440)
Gas Utilities — (0.0)%
New Jersey Resources Corp.	(6,060)	(241,612)

Health Care Equipment & Supplies — (0.1)%
Insulet Corp. (a)	(655)	(170,903)
Penumbra, Inc. (a)	(2,037)	(551,171)
STAAR Surgical Co. (a)	(884)	(93,182)
		(815,256)
Health Care Providers & Services — (0.1)%
Acadia Healthcare Co., Inc. (a)	(726)	(41,484)
Encompass Health Corp.	(319)	(26,126)
Guardant Health, Inc. (a)	(2,231)	(340,562)
HealthEquity, Inc. (a)	(7,011)	(476,748)
LHC Group, Inc. (a)	(858)	(164,058)
Protech Home Medical Corp. (a)	(113,100)	(219,594)
		(1,268,572)
Hotels, Restaurants & Leisure — (0.3)%
Aramark	(1,608)	(60,750)
Caesars Entertainment, Inc. (a)	(4,242)	(370,963)
Choice Hotels International, Inc.	(3,067)	(329,058)
DraftKings, Inc., Class A (a)	(1,160)	(71,143)
Hyatt Hotels Corp., Class A	(1,504)	(124,381)
Norwegian Cruise Line Holdings, Ltd. (a)	(22,268)	(614,374)
Planet Fitness, Inc., Class A (a)	(4,815)	(372,200)
Royal Caribbean Cruises, Ltd.	(9,848)	(843,087)
Six Flags Entertainment Corp.	(2,945)	(136,854)
Wynn Resorts, Ltd.	(2,173)	(272,429)
		(3,195,239)
Insurance — (0.0)%
Cincinnati Financial Corp.	(4,109)	(423,597)
Lincoln National Corp.	(2,461)	(153,247)
Travelers Companies, Inc. (The)	(406)	(61,062)
		(637,906)
Internet & Catalog Retail — (0.1)%
Chewy, Inc., Class A (a)	(6,182)	(523,677)
eBay, Inc.	(643)	(39,377)
Expedia Group, Inc.	(1,076)	(185,201)
Qurate Retail, Inc., Series A	(10,603)	(124,691)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2021

	Number of Shares	Value
Wayfair, Inc., Class A (a)	(1,330)	$(418,618)
		(1,291,564)
Internet Software & Services — (0.0)%
TripAdvisor, Inc. (a)	(7,525)	(404,770)
Twitter, Inc. (a)	(3,270)	(208,070)
		(612,840)
IT Services — (0.1)%
Fastly, Inc., Class A (a)	(9,170)	(616,958)
MongoDB, Inc. (a)	(315)	(84,240)
Sabre Corp.	(42,725)	(632,757)
Square, Inc., Class A (a)	(138)	(31,333)
		(1,365,288)
Leisure Equipment & Products — (0.0)%
YETI Holdings, Inc. (a)	(767)	(55,385)

Life Sciences Tools & Services — (0.0)%
Adaptive Biotechnologies Corp. (a)	(3,129)	(125,974)
PPD, Inc. (a)	(2,366)	(89,529)
		(215,503)
Machinery — (0.1)%
Colfax Corp. (a)	(2,959)	(129,634)
Ingersoll Rand, Inc. (a)	(5,512)	(271,246)
Kennametal, Inc.	(11,049)	(441,629)
Nikola Corp. (a)	(24,100)	(334,749)
Trinity Industries, Inc.	(2,268)	(64,615)
Woodward, Inc.	(2,226)	(268,522)
		(1,510,395)
Media — (0.1)%
Cinemark Holdings, Inc.	(1,452)	(29,635)
Comcast Corp., Class A	(644)	(34,847)
Discovery, Inc., Series A (a)	(7,513)	(326,515)
Live Nation Entertainment, Inc. (a)	(9,415)	(796,980)
ViacomCBS, Inc., Class B	(7,947)	(358,410)
World Wrestling Entertainment, Inc., Class A	(935)	(50,733)
		(1,597,120)
Metals & Mining — (0.0)%
Hycroft Mining Holding Corp. (a)	(24,900)	(87,150)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2021

	Number of Shares	Value
United States Steel Corp.	(12,789)	$(334,688)
		(421,838)
Multi-Utilities — (0.1)%
CenterPoint Energy, Inc.	(39,698)	(899,160)

Multiline Retail — (0.0)%
Nordstrom, Inc.	(18,066)	(684,159)
Ollie's Bargain Outlet Holdings, Inc. (a)	(761)	(66,207)
		(750,366)
Oil, Gas & Consumable Fuels — (0.1)%
APA Corp.	(13,521)	(242,026)
Chevron Corp.	(461)	(48,308)
Devon Energy Corp.	(7,243)	(158,251)
Energy Fuels Inc. (a)	(40,600)	(231,317)
Hess Corp.	(9,886)	(699,533)
Marathon Oil Corp.	(5,146)	(54,959)
Marathon Petroleum Corp.	(4,464)	(238,779)
Occidental Petroleum Corp.	(2,627)	(69,931)
Phillips 66	(3,414)	(278,378)
Valero Energy Corp.	(1,019)	(72,961)
		(2,094,443)
Personal Products — (0.0)%
Coty, Inc., Class A	(4,978)	(44,852)

Pharmaceuticals — (0.1)%
Catalent, Inc. (a)	(412)	(43,387)
Cresco Labs, Inc. (a)	(33,000)	(420,148)
Elanco Animal Health, Inc. (a)	(5,075)	(149,459)
Nektar Therapeutics (a)	(17,642)	(352,840)
Planet 13 Holdings, Inc. (a)	(43,600)	(263,328)
Reata Pharmaceuticals, Inc., Class A (a)	(6,107)	(608,868)
Trulieve Cannabis Corp. (a)	(6,200)	(282,002)
		(2,120,032)
Professional Services — (0.0)%
Dun & Bradstreet Holdings, Inc. (a)	(10,414)	(247,957)

Real Estate Investment Trusts (REITs) — (0.4)%
Apple Hospitality REIT, Inc.	(9,194)	(133,957)
Brixmor Property Group, Inc.	(2,049)	(41,451)
Digital Realty Trust, Inc.	(368)	(51,829)
EPR Properties	(23,283)	(1,084,755)
Federal Realty Investment Trust	(1,795)	(182,103)
Iron Mountain, Inc.	(3,522)	(130,349)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2021

	Number of Shares	Value
Medical Properties Trust, Inc.	(6,549)	$(139,363)
Park Hotels & Resorts, Inc.	(8,070)	(174,151)
Pebblebrook Hotel Trust	(30,503)	(740,918)
Simon Property Group, Inc.	(2,267)	(257,917)
SL Green Realty Corp.	(4,863)	(340,361)
Spirit Realty Capital, Inc.	(6,675)	(283,687)
STORE Capital Corp.	(19,992)	(669,732)
Ventas, Inc.	(1,660)	(88,544)
Vornado Realty Trust	(12,644)	(573,911)
Welltower, Inc.	(3,298)	(236,236)
		(5,129,264)
Road & Rail — (0.1)%
Lyft, Inc., Class A (a)	(14,748)	(931,779)

Semiconductors & Semiconductor Equipment — (0.0)%
Cree, Inc. (a)	(4,925)	(532,540)
Skyworks Solutions, Inc.	(332)	(60,916)
		(593,456)
Software — (0.3)%
Bill.com Holdings, Inc. (a)	(2,941)	(427,915)
Coupa Software, Inc. (a)	(1,667)	(424,218)
Crowdstrike Holdings, Inc., Class A (a)	(549)	(100,198)
Everbridge, Inc. (a)	(391)	(47,381)
Medallia, Inc. (a)	(17,861)	(498,143)
Nuance Communications, Inc. (a)	(734)	(32,032)
PagerDuty, Inc. (a)	(4,795)	(192,903)
RingCentral, Inc., Class A (a)	(1,453)	(432,820)
Splunk, Inc. (a)	(668)	(90,501)
Voyager Digital, Ltd. (a)	(30,100)	(782,739)
		(3,028,850)
Specialty Retail — (0.2)%
American Eagle Outfitters, Inc.	(8,226)	(240,528)
Avis Budget Group, Inc. (a)	(1,106)	(80,229)
Burlington Stores, Inc. (a)	(2,676)	(799,589)
CarMax, Inc. (a)	(1,186)	(157,335)
Carvana Co. (a)	(2,002)	(525,325)
Five Below, Inc. (a)	(2,623)	(500,442)
RH (a)	(732)	(436,711)
Ulta Beauty, Inc. (a)	(411)	(127,069)
Urban Outfitters, Inc. (a)	(10,807)	(401,912)
		(3,269,140)
Textiles, Apparel & Luxury Goods — (0.0)%
Under Armour, Inc., Class A (a)	(4,701)	(104,174)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2021

	Number of Shares	Value
Thrifts & Mortgage Finance — (0.0)%
LendingTree, Inc. (a)	(1,010)	$(215,130)

Wireless Telecommunication Services — (0.0)%
T-Mobile US, Inc. (a)	(1,775)	(222,390)
Total US Common Stocks (Proceeds $41,011,964)		(51,651,453)

Foreign Common Stocks — (1.9)%

Canada — (0.6)%
Alimentation Couche-Tard, Inc., Class B	(10,900)	(351,451)
Altus Group Ltd.	(7,100)	(341,469)
Badger Daylighting, Ltd.	(8,700)	(296,784)
BBTV Holdings, Inc. (a)	(15,000)	(119,360)
BIGG Digital Assets, Inc. (a)	(40,600)	(73,013)
BlackBerry, Ltd. (a)	(37,000)	(310,321)
Boyd Group Services, Inc.	(2,400)	(406,665)
Canadian Tire Corp., Ltd., Class A	(2,500)	(354,758)
Cargojet, Inc.	(1,700)	(219,470)
Discovery Metals Corp. (a)	(31,100)	(54,444)
Dollarama, Inc.	(6,800)	(300,419)
Drone Delivery Canada Corp. (a)	(68,300)	(77,175)
GFL Environmental, Inc.	(8,700)	(303,915)
Goodfood Market Corp. (a)	(19,600)	(135,221)
High Tide, Inc. (a)	(3,500)	(2,451)
Laurentian Bank of Canada	(13,200)	(420,463)
Maple Leaf Foods, Inc.	(8,700)	(198,341)
Marathon Gold Corp. (a)	(40,800)	(72,399)
Metro, Inc.	(8,900)	(406,013)
Morneau Shepell, Inc.	(10,900)	(287,180)
New Found Gold Corp. (a)	(18,700)	(63,241)
New Gold, Inc. (a)	(125,600)	(193,892)
Peak Fintech Group, Inc. (a)	(18,800)	(41,439)
Saputo, Inc.	(12,800)	(384,907)
Spin Master Corp. (a) (f)	(12,800)	(357,406)
Thomson Reuters Corp.	(3,000)	(262,807)
Transcontinental, Inc., Class A	(19,200)	(337,952)
Uranium Participation Corp. (a)	(87,000)	(377,298)
Village Farms International, Inc. (a)	(12,400)	(163,893)
WeCommerce Holdings, Ltd. (a)	(12,900)	(193,803)
Well Health Technologies Corp. (a)	(41,600)	(237,676)
Whitecap Resources, Inc.	(62,500)	(274,529)
WSP Global, Inc.	(4,400)	(418,607)
		(8,038,762)
Denmark — (0.2)%
Ambu A/S, Class B	(15,820)	(743,082)
Netcompany Group A/S (f)	(9,103)	(866,882)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2021

	Number of Shares	Value
Novozymes A/S, Shares - B	(22,010)	$(1,409,939)
		(3,019,903)
Finland — (0.2)%
Citycon Oyj, Class B (a)	(35,726)	(297,063)
Kesko Oyj, Class B	(11,390)	(348,409)
Orion Oyj, Class B	(22,891)	(918,039)
Stora Enso Oyj, Shares - R	(16,196)	(302,917)
TietoEVRY Oyj	(38,896)	(1,205,042)
		(3,071,470)
Israel — (0.0)%
SolarEdge Technologies, Inc. (a)	(550)	(158,092)

Jersey — (0.0)%
Novocure, Ltd. (a)	(667)	(88,164)

Norway — (0.1)%
Mowi ASA	(51,919)	(1,288,002)
Pexip Holding ASA (a)	(35,959)	(402,364)
Protector Forsikring ASA (a)	(35,737)	(375,140)
		(2,065,506)
Sweden — (0.8)%
AAK AB	(16,202)	(366,774)
Assa Abloy AB, Class B	(22,757)	(653,513)
Attendo AB (a) (f)	(55,303)	(314,074)
Autoliv, Inc.	(1,625)	(150,067)
Betsson AB (a)	(79,392)	(736,015)
Bilia AB, Class A (a)	(9,634)	(142,635)
Byggmax Group AB (a)	(49,876)	(435,519)
Cellavision AB (a)	(7,880)	(292,341)
Clas Ohlson AB, Shares - B (a)	(21,660)	(232,253)
EQT AB	(4,103)	(134,931)
Fastighets AB Balder, Shares - B (a)	(14,625)	(724,039)
Getinge AB, Class B	(16,197)	(449,447)
Hexagon AB, Shares - B	(6,521)	(601,374)
Hexpol AB	(42,158)	(475,370)
Investment AB Latour, Shares - B	(51,763)	(1,339,435)
L E Lundbergforetagen AB, Shares - B (a)	(15,555)	(849,308)
Loomis AB	(14,730)	(447,940)
Samhallsbyggnadsbolaget i Norden AB	(247,438)	(769,660)
Skanska AB, Shares - B	(45,412)	(1,138,936)
SkiStar AB (a)	(21,784)	(298,362)
Stillfront Group AB (a)	(43,931)	(406,152)
Storytel AB (a)	(27,713)	(735,380)
Svenska Cellulosa AB, Series B (a)	(21,095)	(372,938)
Swedish Orphan Biovitrum AB (a)	(27,479)	(439,043)
Tele2 AB, Class B	(62,606)	(844,531)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2021

	Number of Shares	Value
Vitrolife AB (a)	(1,940)	$(56,961)
		(13,406,998)
United Kingdom — (0.0)%
LivaNova plc (a)	(1,260)	(92,900)
Total Foreign Common Stocks (Proceeds $26,716,295)		(29,941,795)
Total Common Stocks (Proceeds $67,728,259)		(81,593,248)

Acquired Fund — (0.0)%

Exchange-Traded Fund (ETF) — (0.0)%
ARK Innovation ETF (Proceeds $223,305)	(2,000)	(239,900)

Preferred Stocks — (0.0)%
Qurate Retail, Inc., 8.00% (United States) (a) (Proceeds $78,427)	(318)	(32,325)
Total Securities Sold Short — (5.1)% (Proceeds $68,029,991)		$(81,865,473)

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2021

Financial Futures Contracts

Number of Contracts	Expiration Date	Type	Initial Notional Value/ (Proceeds)	Notional Value at March 31, 2021	Unrealized Appreciation/ (Depreciation)
		Long Financial Futures Contracts

		Interest Rate-Related

155	06/21/2021	10-Year US Treasury Note	$20,808,027	$20,295,312	$(512,715)
		Equity-Related
606	06/18/2021	S&P 500 e-Mini Index	119,518,362	120,212,220	693,858
494	06/18/2021	MSCI EAFE	54,423,324	54,142,400	(280,924)
65	06/18/2021	Russell 1000 e-Mini Index	4,790,718	4,837,950	47,232
					460,166
					(52,549)
		Short Financial Futures Contracts

		Equity-Related
(493)	06/18/2021	MSCI Emerging Markets	(32,986,209)	(32,599,625)	386,584
(588)	06/18/2021	MSCI Japan Index	(47,419,555)	(46,875,360)	544,195
					930,779
					$878,230

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2021

Forward Currency Contracts

		Contract Amount
Contract Settlement Date	Counterparty	Receive		Deliver		Unrealized Appreciation/ (Depreciation)
04/01/2021	Morgan Stanley Capital Services, Inc.	USD	15,000,000	CAD	18,994,995	$(108,968)
04/06/2021	Morgan Stanley Capital Services, Inc.	USD	2,902,995	DKK	17,850,000	84,203
04/06/2021	Morgan Stanley Capital Services, Inc.	USD	1,249,130	EUR	1,035,000	33,471
04/06/2021	Morgan Stanley Capital Services, Inc.	USD	4,209,602	SEK	35,500,000	137,964
06/17/2021	Barclays Bank plc	CNH	52,248,000	USD	7,939,279	(21,736)
06/17/2021	Barclays Bank plc	USD	7,247,904	CNH	52,248,000	(669,640)
06/30/2021	Barclays Bank plc	CNH	43,276,650	USD	6,570,832	(19,262)
06/30/2021	Barclays Bank plc	USD	6,000,000	CNH	43,276,650	(551,571)
07/06/2021	Goldman Sachs International	CNH	20,731,500	USD	3,146,142	(9,068)
07/06/2021	Goldman Sachs International	USD	2,880,375	CNH	20,731,500	(256,698)
07/28/2021	Goldman Sachs International	CNH	18,000,000	USD	2,727,893	(8,688)
07/28/2021	Goldman Sachs International	USD	16,349,345	CNH	117,257,500	(1,364,387)
08/04/2021	Barclays Bank plc	USD	4,000,000	CNH	28,552,400	(311,037)
09/02/2021	Goldman Sachs International	USD	3,000,000	CNH	21,046,500	(170,782)
10/12/2021	Barclays Bank plc	USD	13,163,743	CNH	92,020,909	(658,195)
10/22/2021	Goldman Sachs International	USD	4,119,136	CNH	28,144,000	(105,158)
10/28/2021	Barclays Bank plc	USD	6,000,000	CNH	41,011,950	(153,050)
11/24/2021	Barclays Bank plc	USD	17,000,000	CNH	114,324,796	(118,826)
01/18/2022	State Street Bank and Trust Co.	USD	8,000,000	CNH	52,757,400	131,131
						$(4,140,297)

Over-The-Counter Swap Contracts

Expiration Date	Counterparty	Floating Rate	Reference Entity	Currency	Payment Frequency Paid/Received	Notional Amount	Unrealized Appreciation	Unrealized (Depreciation)
Short Total Return Equity Swap Contracts
08/16/2021	Goldman Sachs International	3 Month LIBOR less 0.05% (n)	Hang Seng China Enterprises Index Net Total Return Index	USD	Quarterly	$(17,764,815)	$1,621,194	$—

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2021

	Number of Contracts	Value
Written Option Contracts — (0.0)%

Calls — (0.0)%
Air Canada, Notional Amount ($1,524,000), Strike Price $30 Expiring 07/16/2021 (Canada)	(508)	$(78,017)
CBOE Volatility Index, Notional Amount ($2,979,000), Strike Price $30 Expiring 04/21/2021 (United States)	(993)	(62,559)
Dundee Precious Metals, Inc., Notional Amount ($15,200), Strike Price $8 Expiring 05/21/2021 (Canada)	(19)	(680)
Kinnevik AB, Notional Amount ($6,336,000), Strike Price $480 Expiring 04/16/2021 (Sweden)	(132)	(1,209)
Organigram Holdings, Inc., Notional Amount ($132,000), Strike Price $6 Expiring 04/16/2021 (Canada)	(220)	(1,050)
Suncor Energy, Inc., Notional Amount ($1,584,000), Strike Price $30 Expiring 04/16/2021 (Canada)	(528)	(4,202)
Viacomcbs, Inc., Notional Amount ($40,000), Strike Price $50 Expiring 04/16/2021 (United States)	(8)	(1,096)
Village Farms International, Inc., Notional Amount ($758,100), Strike Price $19 Expiring 04/16/2021 (United States)	(399)	(3,192)
Village Farms International, Inc., Notional Amount ($466,500), Strike Price $15 Expiring 05/21/2021 (United States)	(311)	(37,631)
West Fraser Timber Co., Ltd., Notional Amount ($528,000), Strike Price $96 Expiring 07/16/2021 (Canada)	(55)	(29,761)
Total Calls (Premiums received $410,912)		(219,397)
Puts — (0.0)%
Air Canada, Notional Amount ($762,000), Strike Price $15 Expiring 07/16/2021 (Canada)	(508)	(10,105)
CBOE Volatility Index, Notional Amount ($1,886,700), Strike Price $19 Expiring 04/21/2021 (United States)	(993)	(84,405)
Industrivarden AB, Notional Amount ($6,846,000), Strike Price $210 Expiring 06/18/2021 (Sweden)	(326)	(2,800)
Suncor Energy, Inc., Notional Amount ($1,090,200), Strike Price $23 Expiring 04/16/2021 (Canada)	(474)	(5,280)
West Fraser Timber Co., Ltd., Notional Amount ($396,000), Strike Price $72 Expiring 07/16/2021 (Canada)	(55)	(12,036)
Total Puts (Premiums received $168,057)		(114,626)
Total Written Options (Premiums received $578,969)		$(334,023)

ADR	American Depositary Receipt
CAD	Canadian Dollar
CNH	Yuan Renminbi Offshore
DKK	Danish Krone
EAFE	Europe, Australasia, and Far East
ETF	Exchange-Traded Fund
EUR	Euro
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2021

MSCI	Morgan Stanley Capital International
NYSE	New York Stock Exchange
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipts
SEK	Swedish Krona
SPADR	Sponsored ADR
TSX	Toronto Stock Exchange
UNIT	A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
USD	US Dollar

*	Approximately 29% of the fund's total investments are maintained to cover "senior securities transactions" which may include, but are not limited to forwards, TBAs, options, futures, swaps, and securities sold short. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.
(a)	Non income-producing security.
(b)	Security or a portion thereof is pledged as collateral for securities sold short.
(c)	Security is valued in good faith under procedures established by the board of trustees. The aggregate amount of securities fair valued amounts to $217,430,842, which represents 13.6% of the fund's net assets.
(d)	Restricted Securities. The following restricted securities were held by the fund as of March 31, 2021, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund’s net assets. All of the below securities are illiquid, with the exception of GSA Trend Fund, Ltd. and Canyon Value Realization Fund, LP. TIP’s valuation committee has deemed 10% of Canyon Value Realization Fund, LP to be illiquid in accordance with procedures approved by the TIP board of trustees. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2021

Investments	Investment Strategy	Date of Acquisition	Cost	Value
US Common Stocks
Northern Genesis Acquisition Corp.		12/01/20	$716,000	$1,122,447

Foreign Common Stocks
E3 Metals Corp.		01/21/21	43,114	157,599
Savaria Corp.		01/28/21	272,834	308,550
Solaris Resources, Inc.		12/18/20	67,501	115,090
				581,239
Preferred Stocks
Synaptive Medical, Inc.		02/03/20	129,999	185,713

Warrants
Synaptive Medical, Inc.		12/16/19	—	5,636
Voyager Digital, Ltd.		11/27/20	53,250	1,730,730
				1,736,366

Private Investment Funds
Canyon Value Realization Fund, LP	Multi-Strategy	12/31/97 - 04/03/06	14,528,772	32,845,669
Eversept Global Healthcare Fund, LP	Long-Short Global Healthcare	02/01/19	26,250,000	33,991,290
Farallon Capital Institutional Partners, LP	Multi-Strategy	01/01/13	876,100	1,004,845
GSA Trend Fund, Ltd.	Trend Following	09/01/16 - 12/01/16	15,388,913	13,988,129
Helikon Long Short Equity Fund ICAV	Long-Short European	12/01/20 - 01/01/21	15,000,000	17,337,750
Honeycomb Partners, LP	Long-Short Global	07/01/16 - 07/01/17	26,206,746	59,560,301
Neo Ivy Capital Fund, LP	Relative Value	05/01/19	10,500,000	10,300,158
Northwest Feilong Fund, Ltd.	China Credit	05/01/20	15,000,000	14,649,274
QVT Roiv Hldgs Onshore, Ltd.	Multi-Strategy	01/05/16	2,469,102	5,092,324
Voloridge Fund, LP	Directional	04/01/20	15,000,000	15,549,064
				204,318,804

Disputed Claims Receipt
AMR Corp.		12/09/13	—	—
Total (13.0% of Net Assets)				$207,944,569

(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are generally determined to be liquid in accordance with procedures approved by the board of trustees. At March 31, 2021 the aggregate value of these securities was $14,309,169, which represents 0.9% of net assets.
(g)	Security or a portion thereof was held on loan. As of March 31, 2021, the aggregate market value of securities on loan was $9,732,412; the total market value of collateral held by the Fund was $10,308,264. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $9,917,264.
(h)	Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to investors outside the United States.
(i)	Portfolio holdings information of the Private Investment Funds is not available as of March 31, 2021. These positions are therefore grouped into their own industry classification. For any private investment funds structured as a limited partnership, no share value is included as these investments are not unitized.
(j)	Current yield as of March 31, 2021.
(k)	Represents a security purchased with cash collateral received for securities on loan.
(l)	Treasury bills and discount notes do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
(m)	Security or a portion thereof is held as initial margin for financial futures contracts.
(n)	The fund receives the floating rate.

TIFF MULTI-ASSET FUND NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2021

1. Organization

TIFF Investment Program ("TIP") is a no-load, open-end management investment company that seeks to improve the net investment returns of its members through two investment vehicles, each with its own investment objective and policies. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of March 31, 2021, TIP consisted of two mutual funds, TIFF Multi-Asset Fund ("MAF" or the "fund") and TIFF Short-Term Fund, each of which is diversified, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The schedule of investments and notes presented here relate only to MAF.

Investment Objective

The fund's investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.

2. Summary of Significant Accounting Policies

The fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The preparation of financial statements in conformity with US generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Fair value is defined as the price that the fund could reasonably expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier fair value hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier fair value hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical assets and liabilities

Level 2 – other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

The fund has established a pricing hierarchy to determine the order of pricing sources utilized in valuing its portfolio holdings. The pricing hierarchy has been approved by the TIP board of trustees (the "board").

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers Automated Quotations (‘‘NASDAQ’’) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. The fund employs an international fair value pricing model using other observable market-based inputs to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which the net asset value of the fund is determined. If the TIP Valuation Committee believes that a particular event would materially affect net asset value, further adjustment is considered. Securities which use the international pricing model are typically categorized as Level 2 for the fair value hierarchy and securities that do not use the international pricing model are typically categorized as Level 1.

Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Debt securities valuations are typically categorized as Level 2 for the fair value hierarchy.

Over-the-counter ("OTC") stocks not quoted on NASDAQ and foreign stocks that are traded OTC are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange and are typically categorized as Level 2 in the valuation hierarchy.

Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Short-term debt securities, which include repurchase agreements and US Treasury Bills, are typically categorized as Level 2 in the fair value hierarchy.

Exchange-traded option contracts are valued at the last quoted sales price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open written option contracts). Future contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures contracts). OTC open options contracts are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the actively quoted markets. Exchange-traded contracts are typically categorized as Level 1 in the fair value hierarchy and OTC contracts are typically categorized as Level 2 in the fair value hierarchy.

Forward foreign currency contracts are valued at their respective fair market values and are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value and are typically categorized as Level 1 in the fair value hierarchy.

MAF invests in total return equity swaps with Morgan Stanley Capital Services LLC as the counterparty and a total return equity index swap with Goldman Sachs International. These total return swaps are valued at the last traded price of the reference entity net of interest and are typically categorized as Level 2 in the fair value hierarchy.

MAF invests in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by MAF are generally securities for which market quotations are not readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The board has approved valuation procedures pursuant to which MAF values its interests in private investment funds at ‘‘fair value.’’ MAF determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time MAF values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that MAF could reasonably expect to receive from the private investment fund if MAF's interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that MAF believes is reliable. Private investment fund valuations are categorized as Level 3 in the valuation hierarchy.

3. Investment Valuation and Fair Value Measurements

The following is a summary of the inputs used as of March 31, 2021 in valuing the fund’s assets and liabilities carried at fair value:

TIFF Multi-Asset Fund
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*+	$585,760,842	$389,126,641	$486,966	$975,374,449
Participation Notes	—	5,009,579	—	5,009,579
Structured Notes	—	—	247,262	247,262
Rights	—	319,718	—	319,718
Warrants	532,324	—	2,733,251	3,265,575
Corporate Bonds	—	141,146	—	141,146
Convertible Bonds	—	391,383	—	391,383
US Treasury Bonds/Notes	—	92,163,193	—	92,163,193
Exchange-Traded Funds	105,703,211	—	—	105,703,211
Private Investment Funds	—	—	204,318,804	204,318,804
Preferred Stocks*	—	1,840,038	185,713	2,025,751
Purchased Options	571,348	—	—	571,348
Disputed Claims Receipt+	—	—	—	—
Short-Term Investments	—	220,701,827	—	220,701,827
Total Investments in Securities	692,567,725	709,693,525	207,971,996	1,610,233,246
Financial Futures Contracts - Equity Risk	1,671,869	—	—	1,671,869
Forward Currency Contracts – Foreign Currency Risk	—	386,769	—	386,769
Total Return Equity Index Swap Contracts – Equity Risk	—	1,621,194	—	1,621,194
Total Other Financial Instruments	1,671,869	2,007,963	—	3,679,832
Total Assets	$694,239,594	$711,701,488	$207,971,996	$1,613,913,078

TIFF Multi-Asset Fund
Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities
Common Stocks Sold Short*	$(60,029,371)	$(21,563,877)	$—	$(81,593,248)
Exchange-Traded Fund Sold Short	(239,900)	—	—	(239,900)
Preferred Stocks Sold Short	—	(32,325)	—	(32,325)
Total Securities Sold Short	(60,269,271)	(21,596,202)	—	(81,865,473)
Financial Futures Contracts - Interest Rate Risk	(512,715)	—	—	(512,715)
Financial Futures Contracts - Equity Risk	(280,924)	—	—	(280,924)
Forward Currency Contracts - Foreign Currency Risk	—	(4,527,066)	—	(4,527,066)
Written Options - Equity Risk	(334,023)	—	—	(334,023)
Total Other Financial Instruments	(1,127,662)	(4,527,066)	—	(5,654,728)
Total Liabilities	$(61,396,933)	$(26,123,268)	$—	$(87,520,201)

*	Securities categorized as Level 2 primarily include listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.
+	There are securities in this category that have a market value of zero and are categorized as Level 3.

During the period ended March 31, 2021, there were no significant transfers to or from Level 3 investments.

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2020	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2021	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 03/31/21 for the period ended 03/31/21
Common Stocks*	$106,701	$-	$50,167	$330,098	$-	$-	$-	$486,966	$50,167
Structured Notes	244,085	-	3,177	-	-	-	-	247,262	3,177
Warrants	1,266,230	693,797	1,427,671	101,361	(755,808)	-	-	2,733,251	1,890,521
Private Investment Funds	190,391,838	48,877	4,239,636	10,000,000	(361,547)	-	-	204,318,804	4,239,636
Preferred Stocks	185,713	-	-	-	-	-	-	185,713	-
Disputed Claims Receipt*	-	-	-	-	-	-	-	-	-
Total	$192,194,567	$742,674	$5,720,651	$10,431,459	$(1,117,355)	$-	$-	$207,971,996	$6,183,501

*There are securities categorized as Level 3 that have a market value of zero.

Securities designated as Level 3 in the fair value hierarchy are valued using methodologies and procedures established by the board, and the TIP Valuation Committee, which was established to serve as an agent of the board. Management is responsible for the execution of these valuation procedures. Transfers to/from, or additions to, Level 3 require a determination of the valuation methodology, including the use of unobservable inputs, by the TIP Valuation Committee.

The TIP Valuation Committee meets no less than quarterly to review the methodologies and significant unobservable inputs currently in use, and to adjust the pricing models as necessary. Any adjustments to the pricing models are documented in the minutes of the TIP Valuation Committee meetings, which are provided to the board on a quarterly basis.

The following is a summary of the procedures and significant unobservable inputs used in Level 3 investments:

Common Stocks, Structured Notes, Rights, Warrants, Preferred Stocks and Disputed Claims Receipt. Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by the board. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. On a quarterly basis, the TIP Valuation Committee reviews the valuations in light of current information available about the issuer, security, or market trends to adjust the pricing models, if deemed necessary.

Private Investment Funds. Private investment funds are valued at fair value using net asset values received on monthly statements, adjusted for the most recent estimated value or performance provided by the management of the private investment fund. In most cases, values are adjusted further by the total returns of indices or exchange-traded funds that track markets to which the private investment fund is fully or partially exposed, as determined by the TIP Valuation Committee upon review of information provided by the private investment fund. On a quarterly basis, the TIP Valuation Committee compares the valuations as determined by the pricing models at each month-end during the quarter to statements provided by management of the private investment funds in order to recalibrate the market exposures, the indices, or exchange-traded funds used in the pricing models as necessary.

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets were as follows:

As of March 31, 2021	Fair Value	Valuation Methodology	Significant Unobservable Inputs	Range	Weighted Average*
Common Stock	$486,966	Last market price	Discount(%)	85% - 100%	85%
Structured Notes	247,262	Net present value of expected future dividends	Expected future dividends	$0.71 – $1.46	$0.93
Warrants	2,733,251	Black- Scholes pricing model	Volatility	35.00%	35.00%
Private Investment Funds	204,318,804	Adjusted net asset value	Manager estimated returns	(2.30)% - 6.33%	0.38%
			Market returns**	(29.85)% - 3.22%	(0.60)%
Preferred Stocks	185,713	Recent transaction price	Recent transaction price	$2.50	$2.50
Disputed Claims Receipt	—	Corporate Action Model	Future Claim Awards	0.00%	0.00%

* Weighted by market value of investments as a percentage of the total market value of level 3 investments within each valuation methodology.

** Weighted by estimated exposure to chosen indices, exchange-traded funds, other marketable securities or other proxy.

The following are descriptions of the measurement uncertainty of the Level 3 recurring fair value measurements to changes in the significant unobservable inputs presented in the table above:

Common Stocks, Structured Notes, Rights, Warrants, Preferred Stocks and Disputed Claims Receipt. The chart above reflects the methodology and significant unobservable inputs of securities held at period ended March 31, 2021. The discounts or estimates for lack of marketability and estimate of future claims or dividends used to determine fair value may include other factors such as liquidity, volatility, or credit risk. An increase (decrease) in the discount or decrease (increase) estimate of future claims or dividends would result in a lower (higher) fair value measurement.

Private Investment Funds. The range of manager estimates and market returns reflected in the above chart identify the range of estimates and returns used in valuing the private investment funds at period ended March 31, 2021. A significant increase (decrease) in the estimates received from the manager of the private investment funds would result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in the market return weighted by estimated exposures to chosen indices would result in a significantly higher (lower) fair value measurement.

The table below details the fund’s ability to redeem from private investment funds that are classified as Level 3 assets. The private investment funds in this category generally impose a “lockup” or "gating" provision, which may restrict the timing, amount, or frequency of redemptions. All or a portion of the interests in these privately offered funds generally are deemed to be illiquid.

	Fair Value	Redemption Frequency	Redemption Notice Period
Multi-Strategy (a)	$38,942,838	daily (84%)	2 days
Long-Short Global Healthcare (b)	33,991,290	quarterly	45 days
Trend Following (c)	13,988,129	daily	2 days
Long-Short European (d)	17,337,750	monthly	60 days
Long-Short Global (e)	59,560,301	quarterly	60 days
Relative Value (f)	10,300,158	quarterly	30 days
China Credit (g)	14,649,274	monthly	45 days
Directional (h)	15,549,064	monthly	45 days
Total	$204,318,804

(a)	This strategy primarily comprises capital allocated to various strategies based on risk and return profiles. This strategy includes $6,097,169 of redemption residuals.

(b)	This strategy primarily comprises long and short positions in global healthcare securities.

(c)	This strategy primarily comprises long and short investments in commodity, equity index, currency, and fixed income futures, based on trailing price movements.

(d)	This strategy primarily comprises long and short positions in small and mid-cap European equities.

(e)	This strategy primarily comprises long and short positions in global common stocks.

(f)	This strategy primarily comprises long and short positions in US large-cap common stocks selected using artificial intelligence.

(g)	This strategy primarily comprises Chinese convertible bonds.

(h)	This strategy primarily comprises global futures, US equities, ETFS, and ADRs selected using quantitative analysis to predict likely short-term price changes.

4. Derivative and Other Financial Instruments

During the period ended March 31, 2021, the fund invested in derivatives, such as but not limited to futures, currency forwards, purchased and written options, and total return equity swaps for hedging, liquidity, index exposure, and active management strategies. Derivatives are used for ‘‘hedging’’ when TIFF Advisory Services, Inc. ("TAS") or a money manager seeks to protect the fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the fund’s portfolio investments and/or for purposes of total return. Depending on the purpose for which the derivative instruments are being used, the successful use of derivative instruments may depend on, among other factors, TAS’s or the money manager’s general understanding of how derivative instruments act in relation to referenced securities or markets as well as on market conditions, all of which are out of the control of TAS or the money manager.

Cover for Strategies Using Derivative Instruments

Transactions using derivative instruments, including futures contracts, written options and swaps, expose the fund to an obligation to another party and may give rise to a form of leverage. It is the fund's policy to segregate assets to cover derivative transactions that might be deemed to create leverage under Section 18 of the 1940 Act. In that regard, the fund will not enter into any such transactions unless it has covered such transactions by owning and segregating either (1) an offsetting (‘‘covered’’) position in securities, currencies, or other derivative instruments or (2) cash and/or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. When the fund is required to segregate cash or liquid securities, it will instruct its custodian as to which cash holdings or liquid assets are to be marked on the books of the fund or its custodian as segregated for purposes of Section 18 of the 1940 Act. The fund will monitor the amount of these segregated assets on a daily basis and will not enter into additional transactions that would require the segregation of cash or liquid securities unless the fund holds a sufficient amount of cash or liquid securities that can be segregated.

Financial Futures Contracts

The fund may use futures contracts, generally in one of three ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices, globally; (2) to gain exposures, both long and short, to the returns of non-dollar currencies relative to the US dollar; and (3) to manage the duration of the fund's fixed income holdings to targeted levels.

Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (‘‘initial margin’’). An outstanding futures contract is valued daily, and the payment in cash of ‘‘variation margin’’ will be required, a process known as ‘‘marking to the market.’’ Each day, the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

US futures contracts have been designed by exchanges that have been designated as ‘‘contract markets’’ by the Commodity Futures Trading Commission and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts may trade on a number of exchange markets, and through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments.

Swap Contracts

The fund may use swaps and generally uses them in the following ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices; (2) to gain exposure, both long and short, to the total returns of individual equities and bonds; and (3) to gain long-term exposures to the total returns of selected investment strategies. While swaps falling into the first and third categories are often held for multiple quarters, if not years, swaps in the second category can at times be held for shorter time periods or adjusted frequently based on the managers' evolving views of the expected risk/reward of the trade.

At the end of the period, the fund maintained a total return swap contract on a specific index in order to maintain certain exposures. During the period, the fund terminated its remaining total return equity swap contracts.

Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a Futures Commission Merchant and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular ‘‘notional amount’’ or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-US currency, or a ‘‘basket’’ of securities representing a particular index or portfolio of securities and other instruments. Swaps can also be based on credit and other events.

A fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty with respect to a particular swap agreement are netted out, with the fund receiving or paying, as the case may be, only the net difference in the two payments. The fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the fund). If the swap agreement does not provide for that type of netting, the full amount of the fund’s obligations will be accrued on a daily basis.

Cleared swaps are subject to mandatory central clearing. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely and may involve additional costs and risks not involved with uncleared swaps.

Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. In certain circumstances, the fund may be required to pledge an additional amount, known as an independent amount, which is typically equal to a specified percentage of the notional amount of the trade. In some instances, the independent amount can be a significant percentage of the notional amount. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund, net of the independent amount, if any. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss. Other risks may apply if an independent amount has been posted.

The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar.

Options

The fund generally uses options to hedge a portion (but not all) of the downside risk in its long or short equity positions and also opportunistically to generate total returns. The fund may also engage in writing options, for example, to express a long view on a security. When writing a put option, the risk to the fund is equal to the notional value of the position.

Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an ‘‘underlying instrument’’) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that the fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.

As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, the fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, the fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, the fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.

As the writer of a put option, the fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option net of the premium received by the fund for the sale of the put option. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received. As the writer of a put option, the fund may be required to pledge cash and/or other liquid assets at least equal to the value of the fund’s obligation under the written put.

The fund may write ‘‘covered’’ call options, meaning that the fund owns the underlying instrument that is subject to the call, or has cash and/or liquid securities with a value at all times sufficient to cover its potential obligations under the option. When the fund writes a covered call option covered by the underlying instrument that is subject to the call, the underlying instruments that are held by the fund and are subject to the call option will be earmarked as segregated on the books of the fund or the fund’s custodian. A fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation, for example, by segregating sufficient cash and/or liquid assets necessary to enable the fund to purchase the underlying instrument in the event the call option is exercised by the buyer.

When the fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. These contracts may also involve market risk in excess of the amounts stated in the Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counter-parties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

Forward Currency Contracts

At times, the fund enters into forward currency contracts to manage the foreign currency exchange risk to which it is subject in the normal course of pursuing international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements.

A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked-to-market daily, and the change in value is recorded by the fund as an unrealized gain or loss. The fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Forward currency contracts held by the fund are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Short Selling

At times, the fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker for securities sold short in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities or foreign currencies sold under the short sale agreement. The fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited at the fund’s custodian for the benefit of the broker is recorded as Deposits with broker for securities sold short on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the Schedule of Investments. The liability is marked-to-market while it remains open to reflect the current settlement obligation. Until the security or currency is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.

In ‘‘short selling,’’ the fund sells borrowed securities or currencies which must at some date be repurchased and returned to the lender. If the market value of securities or currencies sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Derivative Disclosure

The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund's derivative instruments grouped by contract type and primary risk exposure category as of March 31, 2021. These derivatives are not accounted for as hedging instruments.

The following table lists the fair values of the fund's derivative holdings as of March 31, 2021, grouped by contract type and risk exposure category:

Derivative Type	Statement of Assets and Liability and Location	Foreign Currency Risk	Quarterly Average %*	Equity Risk	Quarterly Average %*	Interest Rate Risk	Quarterly Average %*	Total
Purchased Options	Investments in securities, at value	$—	—%	$571,348	0.06%	$—	—%	$571,348
Total Return Equity Index Swap Contracts	Unrealized appreciation on swap contracts	—	—%	1,621,194	0.05%	—	—%	1,621,194
Forward Currency Contracts	Unrealized appreciation on forward currency contracts	386,769	0.01%	—	—%	—	—%	386,769
Financial Futures Contracts	Due from broker for futures variation margin**	—	—%	1,671,869	0.10%	—	—%	1,671,869
Total Value - Assets		$386,769		$3,864,411		$—		$4,251,180
Written Options	Written option, at value	$—	—%	$(334,023)	0.02%	$—	—%	$(334,023)
Total Return Equity Index Swap Contracts	Unrealized depreciation on swap contracts	—	—%	—	0.01%	—	—%	—
Forward Currency Contracts	Unrealized depreciation on forward currency contracts	(4,527,066)	0.35%	—	—%	—	—%	(4,527,066)
Financial Futures Contracts	Due to broker for futures variation margin**	—	—%	(280,924)	0.06%	(512,715)	0.02%	(793,639)
Total Value - Liabilities		$(4,527,066)		$(614,947)		$(512,715)		$(5,654,728)

* The Quarterly Average % is a representation of the volume of derivative activity. Quarterly Average % was calculated as follows: At each quarter end from and including December 31, 2020 to and including March 31, 2021, the absolute value of the applicable fair value amount was divided by net assets to derive a percentage of net assets for each quarter end. The Quarterly Average % amount represents the average of these two percentages.

** Includes appreciation (depreciation) on the date the contracts are opened through March 31, 2021. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

5. Federal Tax Information

For federal income tax purposes, the cost of investments owned at March 31, 2021 has been estimated since the final tax characteristic cannot be determined until subsequent to fiscal year end.

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Tax Cost of Investments
$358,445,674	$(164,133,867)	$194,311,807	$1,358,220,515

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses, mark to market on derivatives, mark to market on passive foreign investment companies, total return swaps, partnerships, and tax adjustments related to holding offsetting positions such as constructive sales.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2021.

6. Repurchase and Reverse Repurchase Agreements

The fund will engage in repurchase and reverse repurchase transactions under the terms of master repurchase agreements with parties approved by TAS or the relevant money manager.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. In transactions that are considered to be collateralized fully, the securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the repurchase price thereof, including accrued interest.

In a reverse repurchase agreement, the fund sells US Government securities and simultaneously agrees to repurchase them at an agreed-upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Reverse repurchase agreements create leverage, a speculative factor, but will not be considered borrowings for the purposes of limitations on borrowings. When a fund enters into a reverse repurchase agreement, it must segregate on its or its custodian's books cash and/or liquid securities in an amount equal to the amount of the fund's obligation (cost) to repurchase the securities, including accrued interest.

The following table presents the fund’s repurchase agreements net of amounts available for offset and net of the related collateral received as of March 31, 2021:

Counterparty	Assets Subject to a Netting Provision or Similar Arrangement	Liabilities Available for Offset	Collateral Received*	Net Amount
Fixed Income Clearing Corp.	$135,315,982	$—	$(135,315,982)	$—
Total	$135,315,982	$—	$(135,315,982)	$—

* Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.

Please see Note 4, Derivatives and Other Financial Instruments, for further discussion of netting provisions and similar arrangements.

7. Concentration of Risks

MAF may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund engages multiple external money managers, each of which manages a portion of the fund's assets. A multi-manager fund entails the risk, among others, that the advisor may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.

The fund invests in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

The fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the US, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The fund invests in small capitalization stocks. These investments may entail different risks than larger capitalizations stocks, including potentially lesser degrees of liquidity.

The fund may engage in short sales in which it sells a security it does not own. To complete such a transaction, the fund must borrow or otherwise obtain the security to make delivery to the buyer. The fund then is obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. The fund’s investment performance will suffer if a security that it has sold short appreciates in value.

8. Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

TIFF Short-Term Fund / schedule of investments (UNAUDITED)

March 31, 2021

	Principal
	Amount	Value
Investments — 100.0% of net assets

Short-Term Investments — 100.0%

Repurchase Agreement — 0.9%
Fixed Income Clearing Corp. issued on 03/31/21 (proceeds at maturity $599,641) (collateralized by US Treasury Notes, due 09/30/22 with a total par value of $611,600 and a total market value of $611,672), 0.000%, 04/01/21 (Cost $599,641)	$599,641	$599,641

US Treasury Bills (a) — 99.1%
US Treasury Bill, 0.087%, 05/27/21	2,000,000	1,999,732
US Treasury Bill, 0.077%, 06/10/21	7,000,000	6,999,775
US Treasury Bill, 0.017%, 06/24/21	54,000,000	53,998,425

Total US Treasury Bills (Cost $62,993,626)		62,997,932

Total Short-Term Investments (Cost $63,593,267)		63,597,573

Total Investments — 100.0% (Cost $63,593,267)		63,597,573

Liabilities in Excess of Other Assets — (0.0)%		(22,076)

Net Assets — 100.0%		$63,575,497

(a)	Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

TIFF SHORT-TERM FUND NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2021

1. Organization

TIFF Investment Program ("TIP") is a no-load, open-end management investment company that seeks to improve the net investment returns of its members through two investment vehicles, each with its own investment objective and policies. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of March 31, 2021, TIP consisted of two mutual funds, TIFF Multi-Asset Fund and TIFF Short-Term Fund ("STF" or the "fund"), each of which is diversified, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The schedule of investments and notes presented here relate only to STF.

Investment Objective

STF’s investment objective is to attain as high a rate of current income as is consistent with ensuring that the fund’s risk of principal loss does not exceed that of a portfolio invested in six-month US Treasury bills.

2. Summary of Significant Accounting Policies

The fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

The preparation of financial statements in conformity with US generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Fair value is defined as the price that the fund could reasonable expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier fair value hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier fair value hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical assets and liabilities

Level 2 – other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

Short-term debt securities having a remaining maturity of less than 60 days are valued at amortized cost using straight-line amortization, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Short-term debt securities are typically categorized as Level 2 in the fair value hierarchy.

During the period ended March 31, 2021, all of the fund’s investments were valued using Level 2 inputs; therefore, there were no transfers to or from Level 3 investments.

3. Federal Tax Information

For federal income tax purposes, the cost of investments owned at March 31, 2021 has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of investments, the aggregate gross unrealized appreciation/(depreciation) and the net unrealized appreciation/(depreciation) on investment securities, at March 31, 2021, are as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation	Cost
$4,306	$0	$4,306	$63,593,267

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of March 31, 2021.

4. Repurchase Agreements

The fund will engage in repurchase transactions under the terms of master repurchase agreements with parties approved by TAS.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and the procedures adopted by the fund require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty.

Counterparty	Assets Subject to a Netting Provision or Similar Arrangement	Liabilities Available for Offset	Collateral Received*	Net Amount
Fixed Income Clearing Corp.	$599,641	$—	$(599,641)	$—
Total	$599,641	$—	$(599,641)	$—

* Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.

5. Concentration of Risks

The fund may engage in transactions with counterparties, including but not limited to repurchase agreements. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

From time to time, a fund may have members that hold significant portions of the fund’s outstanding shares. Investment activities of such members could have a material impact on the fund. As of March 31, 2021, TAS, the advisor to the fund, owned 34% of STF.

6. Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure in the Fund’s financial statement other than the following:

At a meeting held on March 23, 2021, the TIP Board of Trustees has approved a Plan of Liquidation and Dissolution for the TIFF Short-Term Fund. The fund will be substantially liquidated on or about the earlier of (i) June 15, 2021 or (ii) the date on which all members not affiliated with the Advisor have redeemed their respective shares in the Fund.